                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-5850
                                  ---------------------------------------------

                             OneAmerica Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               1 American Square, Indianapolis, IN, 46282-8216
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                Constance E. Lund
                 1 American Square, Indianapolis, IN, 46282-8216
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 317-285-1877
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        ------------------
Date of reporting period: December 31, 2004
                         ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[GRAPHIC]

ANNUAL REPORT FOR
ONEAMERICA(R) FUNDS, INC.


DECEMBER 31, 2004


[ONEAMERICA(R) LOGO]

THE REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE PARTICIPANTS. THE REPORT IS NOT TO BE DISTRIBUTED TO PROSPECTIVE INVESTORS AS SALES LITERATURE UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS OF ONEAMERICA FUNDS, INC., AND AUL AMERICAN UNIT TRUST, AUL AMERICAN INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST OR AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST WHICH CONTAINS FURTHER INFORMATION CONCERNING THE SALES CHARGE, EXPENSES AND OTHER PERTINENT INFORMATION.

REGISTERED GROUP AND INDIVIDUAL VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA SECURITIES, INC., MEMBER NASD, SIPC, A WHOLLY OWNED SUBSIDIARY OF AUL.

                DIRECTORS AND OFFICERS OF ONEAMERICA FUNDS, INC.

Donald J. Stuhldreher, Chairman of the Board of Directors
Dayton H. Molendorp, PRESIDENT
Jean L. Wojtowicz, DIRECTOR(1)
    President,
    Cambridge Capital Management Corporation
    Indianapolis, Indiana
James W. Murphy, DIRECTOR
Constance E. Lund, TREASURER
Thomas M. Zurek, SECRETARY
Gilbert F. Viets, DIRECTOR(1)
    Executive Vice President & Chief Financial Officer,
    ATA Holdings
    Indianapolis, Indiana
Stephen J. Helmick, DIRECTOR(1)
    President, Cathedral High School
    Indianapolis, Indiana
John C. Swhear, ASSISTANT SECRETARY &
    CHIEF COMPLIANCE OFFICER

(1)  Audit Committee

[PHOTO OF DAYTON H. MOLENDORP]

A MESSAGE
FROM
THE PRESIDENT
OF ONEAMERICA FUNDS, INC.

Despite repeated shifts in expectations, investment markets provided better returns in 2004 than most skeptics believed possible. During the year, the U.S. economy continued expanding, though at a more subdued pace. The Federal Reserve reversed its accommodative policy by raising the federal funds rate five times in 2004 from 1% to 2.25%. In addition, investors had to contend with higher energy prices, a weak U.S. dollar, elevated deficits, and terrorism fears.

Given these fundamentals, one would have expected bond returns to collapse last year; however, one of the major investment surprises in 2004 was the strength in fixed income investments. Despite rising short-term rates, yields on longer-term bonds actually fell from their peaks, resulting in an unusual rally in the long end of the bond market. U.S. taxable bond funds returned an average 4.5% in 2004, according to mutual fund tracker Lipper Inc. Riskier bonds performed well during the year as investors discounted the risks associated with lower quality issues.

For equity investors, the dynamics were slightly different. Strategists had expected positive, single digit returns for the year. Yet by the end of September 2004, the S&P 500, a commonly used equity index, had only advanced 1.5%. Fortunately, the stock market staged a rally during the fourth quarter as investors breathed a sigh of relief upon conclusion of the presidential election. The S&P 500 ended the year with a 10.9% investment return.

As we look forward to 2005, investors are obviously wondering what the New Year will bring. Most economists believe the economy will continue to expand at a moderate, yet sustainable pace. The Federal Reserve plans to continue raising short-term rates at a "measured pace." Oil prices are expected to remain above $40 per barrel and inflationary pressures could increase. Based on this backdrop, long-term rates could come under pressure at some point, thereby limiting the upside potential for bonds.

Despite the concerns already mentioned, the stock market has the ability to provide positive returns in 2005 and could also outperform bonds. However, investors should always remember that a wise plan for all seasons is to diversify investment holdings.

Investment performance for the OneAmerica Funds, In. for calendar 2004 was:

     PORTFOLIO                                     CLASS O       ADVISOR CLASS
     ---------                                     -------       -------------
     Value Portfolio                                15.0%            14.6%
     Money Market Portfolio                          0.9%             0.6%
     Investment Grade Bond Portfolio                 4.1%             3.8%
     Asset Director Portfolio                       11.5%            11.4%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges. We encourage your careful review of the Portfolio Managers' comments on the following pages.

Thank you for your continued investment and confidence in the OneAmerica Funds, Inc.


                                      /s/ Dayton H. Molendorp

                                      Dayton H. Molendorp
                                      PRESIDENT
                                      ONEAMERICA FUNDS, INC.


Indianapolis, Indiana
Janaury 30, 2005

[PHOTO OF KATHRYN HUDSPETH]

A MESSAGE
FROM
KATHRYN HUDSPETH,
PORTFOLIO MANAGER OF THE VALUE PORTFOLIO

The Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a "value" style in selecting securities, concentrating on companies that appear undervalued compared to the market and to their own historic valuation levels.

During the first nine months of the year, the equity market languished as investors fretted about slower economic growth, disappointing corporate profits, high energy prices, devaluation of the U.S. dollar, and the unrelenting war in Iraq. However, equity momentum improved dramatically during the final months of the year on optimism about the economy and interest rates, and apparent relief that the U.S. presidential election was decided quickly and conclusively.

The broad S&P 500 Index rose 10.9% during 2004, following a 28.7% gain in 2003. This represents the first two-year winning streak for the equity market since 1999. The investment return for the Value Portfolio - Class O was 15.0%. It outperformed the S&P 500 and the average diversified U.S. stock fund, which advanced 12.0% according to Lipper, Inc.

During 2004, like in any year, there were obvious "winners" and "losers" as it pertained to style, sector, and security selection. Value investing tended to outperform growth investing last year, which provided a positive environment for the Value Portfolio. In terms of sectors, energy easily outperformed other market segments during the year, and the Value Portfolio benefited from its overweighted position in energy names. The Portfolio also received a positive impact from holding transportation, construction, metal and apparel stocks.

Due to the attractive relative valuations of large capitalization stocks, the Value Portfolio shifted additional dollars into large stocks last year while still keeping a heavy weighting in small and mid capitalization names. Small/mid capitalization stocks have outperformed large capitalization names since 2000, and this type of outperformance typically does not continue indefinitely. Unfortunately, this move was an early call for 2004, as small/mid cap names continued to outperform. However, there has been a noted improvement in large stocks during the first part of 2005.

Many challenges remain in 2005. Although the economy appears poised for another year of moderate growth, the Federal Reserve is expected to continue its campaign to raise short-term rates. The weak dollar and the possibility of increased inflation may also move to center stage this year, especially if they impact corporate profit margins. Despite these concerns, stocks have the potential for positive returns during 2005. However, any unexpected or dramatic increase in inflation or interest rates or a stumble in business profits could dampen prospects for the equity market.

[CHART]

ONEAMERICA VALUE PORTFOLIO - CLASS O

            VALUE PORTFOLIO - CLASS O      S&P 500
Dec-1994           $   10,000            $   10,000
Mar-1995           $   10,280            $   10,974
Jun-1995           $   11,103            $   12,015
Sep-1995           $   11,743            $   12,971
Dec-1995           $   11,946            $   13,744
Mar-1996           $   12,424            $   14,491
Jun-1996           $   12,951            $   15,145
Sep-1996           $   13,517            $   15,608
Dec-1996           $   14,237            $   16,915
Mar-1997           $   14,525            $   17,358
Jun-1997           $   16,616            $   20,394
Sep-1997           $   18,451            $   21,927
Dec-1997           $   18,451            $   22,557
Mar-1998           $   20,272            $   25,703
Jun-1998           $   20,195            $   26,552
Sep-1998           $   17,523            $   23,910
Dec-1998           $   19,764            $   29,003
Mar-1999           $   19,756            $   30,447
Jun-1999           $   21,912            $   32,593
Sep-1999           $   19,775            $   30,560
Dec-1999           $   19,578            $   35,107
Mar-2000           $   19,088            $   35,911
Jun-2000           $   18,846            $   34,956
Sep-2000           $   21,298            $   34,616
Dec-2000           $   23,040            $   31,906
Mar-2001           $   22,630            $   28,122
Jun-2001           $   25,135            $   29,767
Sep-2001           $   21,965            $   25,397
Dec-2001           $   25,644            $   28,112
Mar-2002           $   27,950            $   28,191
Jun-2002           $   26,577            $   24,413
Sep-2002           $   21,480            $   20,202
Dec-2002           $   23,849            $   21,901
Mar-2003           $   22,673            $   21,213
Jun-2003           $   26,544            $   24,478
Sep-2003           $   28,290            $   25,127
Dec-2003           $   32,554            $   28,187
Mar-2004           $   33,823            $   28,664
Jun-2004           $   34,158            $   29,159
Sep-2004           $   33,875            $   28,614
Dec-2004           $   37,428            $   31,255

      Average Annual Total Returns for the periods ended December 31, 2004

                                           VALUE -
                                           CLASS O         S&P 500
One Year                                         15.0%         10.9%
Five Years                                       13.8%         -2.3%
Ten Years                                        14.1%         12.1%
Value of a hypothetical $10,000
  investment made on 12/31/94              $   37,428    $   31,255

The charts above show the Value Portfolio - Class O's total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Investors cannot directly invest in an index.

Performance numbers for the Value Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

[CHART]

ONEAMERICA VALUE PORTFOLIO - ADVISOR CLASS

            VALUE PORTFOLIO - ADVISOR CLASS       S&P 500
12/1994             $   10,000                  $   10,000
3/1995              $   10,272                  $   10,974
6/1995              $   11,087                  $   12,015
9/1995              $   11,716                  $   12,971
12/1995             $   11,910                  $   13,744
3/1996              $   12,376                  $   14,491
6/1996              $   12,891                  $   15,145
9/1996              $   13,446                  $   15,608
12/1996             $   14,152                  $   16,915
3/1997              $   14,426                  $   17,358
6/1997              $   16,492                  $   20,394
9/1997              $   18,299                  $   21,927
12/1997             $   18,287                  $   22,557
3/1998              $   20,077                  $   25,703
6/1998              $   19,985                  $   26,552
9/1998              $   17,327                  $   23,910
12/1998             $   19,529                  $   29,003
3/1999              $   19,507                  $   30,447
6/1999              $   21,620                  $   32,593
9/1999              $   19,497                  $   30,560
12/1999             $   19,288                  $   35,107
3/2000              $   18,793                  $   35,911
6/2000              $   18,541                  $   34,956
9/2000              $   20,938                  $   34,616
12/2000             $   22,636                  $   31,906
3/2001              $   22,215                  $   28,122
6/2001              $   24,657                  $   29,767
9/2001              $   21,530                  $   25,397
12/2001             $   25,119                  $   28,112
3/2002              $   27,357                  $   28,191
6/2002              $   25,995                  $   24,413
9/2002              $   20,993                  $   20,202
12/2002             $   23,294                  $   21,901
3/2003              $   22,130                  $   21,213
6/2003              $   25,889                  $   24,478
9/2003              $   27,570                  $   25,127
12/2003             $   31,702                  $   28,187
3/2004              $   32,917                  $   28,664
6/2004              $   33,216                  $   29,159
9/2004              $   32,914                  $   28,614
12/2004             $   36,340                  $   31,255

      Average Annual Total Returns for the periods ended December 31, 2004

                                            VALUE -
                                        ADVISOR CLASS      S&P 500
One Year                                       14.6%           10.9%
Five Years                                     13.5%           -2.3%
Ten Years                                      13.8%           12.1%
Value of a hypothetical $10,000
  investment made on 12/31/1994          $   36,340      $   31,255

The charts above show the Value Portfolio - Advisor Class' total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Investors cannot directly invest in an index.

Performance information, shown for the periods prior to the Advisor Class inception date (3/31/2003), in the Average Annual Total Returns table shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares.

Performance numbers for the Value Portfolio - Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

[PHOTO OF KENT ADAMS]

A MESSAGE
FROM
KENT ADAMS, PORTFOLIO MANAGER OF
INVESTMENT GRADE BOND PORTFOLIO

The OneAmerica Investment Grade Bond Portfolio invests primarily in U.S. Treasury and Agency bonds and notes, corporate bonds, and U.S. Agency-backed residential mortgage obligations. Portfolio holdings may range in maturity from overnight money market investments to bonds with maturities as long as thirty years. The average maturity of the Portfolio is shortened or lengthened depending on the outlook for interest rates. The mix of corporate bonds, U.S. Agencies and Treasuries, and mortgage-backed securities in the portfolio is altered depending on the relative attractiveness of these sectors.

The average quality of the Investment Grade Bond fund was high with approximately 44% of the Portfolio invested in U.S. Treasury and Agency bonds and high quality mortgage and asset-backed securities at year end 2004. In addition, the Portfolio was invested almost 20% in high quality short-term money market instruments. The remainder of the portfolio was invested 36% in corporate bonds, including approximately 7% in below investment grade bonds. The duration of the Portfolio was shorter than the Lehman Aggregate Bond Index duration throughout 2004.

The Investment Grade Bond Portfolio - Class O returned 4.1% in 2004 compared to 4.3% for the Lehman Aggregate Index. Stocks in general substantially outperformed bonds as the S&P 500 index returned 10.9%.

Despite the Federal Reserve raising short-term interest rates 125 basis points in 2004, 10 to 30 year U.S. treasury rates declined modestly in 2004. The 2-year treasury rate climbed over 125 basis points while the 10-year treasury rate declined 4 basis points resulting in a substantially flatter U.S. Treasury yield curve.

High yield (non-investment grade) corporate bonds were the top-performers in the bond market again in 2004, returning over 11%. Investment grade bonds returned a more moderate 5.2%, compared to 3.5% for government bonds. Corporate bonds benefited from continued improving credit fundamentals and lower supply relative to the demand for these bonds. The best performing bond portfolios in 2004 tended to hold higher risk bonds with lower credit ratings.

The Investment Grade Bond Portfolio benefited from holding a higher percentage of its assets in corporate bonds relative to the Lehman Aggregate Bond Index. As a result of the good performance in corporate bonds, yield premiums for risk are currently quite low which warrants close scrutiny as to the outlook for corporate credit quality.

Mortgage-backed securities returned 4.7% in 2004 compared to the 3.5% return on U.S. Treasuries. Returns benefited from lower prepayments as short-term rates rose and longer rates stabilized.

The Investment Grade Bond Portfolio is currently positioned cautiously from a maturity standpoint relative to the Lehman Aggregate Index. The Federal Reserve is expected to continue increasing short-term rates as the U.S. economy continues to grow and inflationary pressures build. In addition, growing U.S. budget deficits and weakness in the dollar should create upward pressure on interest rates.

[CHART]

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - CLASS O

             INVESTMENT GRADE BOND PORTFOLIO - CLASS O       LEHMAN AGGREGATE
Dec-1994                   $   10,000                            $  10000
Mar-1995                   $   10,466                            $  10504
Jun-1995                   $   11,079                            $  11144
Sep-1995                   $   11,271                            $  11363
Dec-1995                   $   11,779                            $  11847
Mar-1996                   $   11,494                            $  11636
Jun-1996                   $   11,514                            $  11703
Sep-1996                   $   11,700                            $  11918
Dec-1996                   $   12,042                            $  12276
Mar-1997                   $   11,981                            $  12207
Jun-1997                   $   12,369                            $  12656
Sep-1997                   $   12,740                            $  13078
Dec-1997                   $   12,988                            $  13463
Mar-1998                   $   13,228                            $  13671
Jun-1998                   $   13,508                            $  13991
Sep-1998                   $   14,025                            $  14582
Dec-1998                   $   14,126                            $  14632
Mar-1999                   $   14,062                            $  14557
Jun-1999                   $   13,895                            $  14429
Sep-1999                   $   13,992                            $  14527
Dec-1999                   $   13,970                            $  14510
Mar-2000                   $   14,234                            $  14831
Jun-2000                   $   14,474                            $  15087
Sep-2000                   $   14,904                            $  15543
Dec-2000                   $   15,474                            $  16197
Mar-2001                   $   16,004                            $  16688
Jun-2001                   $   16,096                            $  16781
Sep-2001                   $   16,764                            $  17557
Dec-2001                   $   16,573                            $  17564
Mar-2002                   $   16,571                            $  17581
Jun-2002                   $   16,929                            $  18232
Sep-2002                   $   17,572                            $  19069
Dec-2002                   $   17,881                            $  19368
Mar-2003                   $   18,194                            $  19637
Jun-2003                   $   18,655                            $  20128
Sep-2003                   $   18,630                            $  20098
Dec-2003                   $   18,751                            $  20162
Mar-2004                   $   19,200                            $  20699
Jun-2004                   $   18,781                            $  20193
Sep-2004                   $   19,296                            $  20840
Dec-2004                   $   19,523                            $  21038

      Average Annual Total Returns for the periods ended December 31, 2004

                                      INVESTMENT GRADE BOND -
                                             CLASS O             LEHMAN AGGREGATE
One Year                                          4.1%                    4.3%
Five Years                                        6.9%                    7.7%
Ten Years                                         6.9%                    7.7%
Value of a hypothetical $10,000
  investment made on 12/31/94              $   19,523              $   21,038

The charts above show the Investment Grade Bond Portfolio - Class O's total returns, which include changes in share price and reinvestment of income and capital gains. Figures for the Lehman Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Investment Grade Bond Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

[CHART]

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS

         INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS   LEHMAN AGGREGATE
12/1994                    $   10,000                         $   10,000
3/1995                     $   10,458                         $   10,504
6/1995                     $   11,064                         $   11,144
9/1995                     $   11,246                         $   11,363
12/1995                    $   11,744                         $   11,847
3/1996                     $   11,452                         $   11,636
6/1996                     $   11,462                         $   11,703
9/1996                     $   11,640                         $   11,918
12/1996                    $   11,970                         $   12,276
3/1997                     $   11,900                         $   12,207
6/1997                     $   12,276                         $   12,656
9/1997                     $   12,634                         $   13,078
12/1997                    $   12,870                         $   13,463
3/1998                     $   13,100                         $   13,671
6/1998                     $   13,366                         $   13,991
9/1998                     $   13,867                         $   14,582
12/1998                    $   13,957                         $   14,632
3/1999                     $   13,884                         $   14,557
6/1999                     $   13,708                         $   14,429
9/1999                     $   13,794                         $   14,527
12/1999                    $   13,761                         $   14,510
3/2000                     $   14,012                         $   14,831
6/2000                     $   14,239                         $   15,087
9/2000                     $   14,650                         $   15,543
12/2000                    $   15,198                         $   16,197
3/2001                     $   15,707                         $   16,688
6/2001                     $   15,786                         $   16,781
9/2001                     $   16,430                         $   17,557
12/2001                    $   16,229                         $   17,564
3/2002                     $   16,216                         $   17,581
6/2002                     $   16,554                         $   18,232
9/2002                     $   17,169                         $   19,069
12/2002                    $   17,460                         $   19,368
3/2003                     $   17,749                         $   19,637
6/2003                     $   18,193                         $   20,128
9/2003                     $   18,211                         $   20,098
12/2003                    $   18,268                         $   20,162
3/2004                     $   18,692                         $   20,699
6/2004                     $   18,271                         $   20,193
9/2004                     $   18,757                         $   20,840
12/2004                    $   18,971                         $   21,038

      Average Annual Total Returns for the periods ended December 31, 2004

                                       INVESTMENT GRADE BOND -
                                           ADVISOR CLASS          LEHMAN AGGREGATE
One Year                                          3.8%                      4.3%
Five Years                                        6.6%                      7.7%
Ten Years                                         6.6%                      7.7%
Value of a hypothetical $10,000
  investment made on 12/31/1994            $   18,971                $   21,038

The charts above show the Investment Grade Bond Portfolio - Advisor Class' total returns, which include changes in share price and reinvestment of income and capital gains. Figures for the Lehman Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance information, shown for the periods prior to the Advisor Class inception date (3/31/2003), in the Average Annual Total Returns table shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares.

Performance numbers for the Investment Grade Bond Portfolio - Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

A MESSAGE
FROM
KENT ADAMS AND KATHRYN HUDSPETH,
PORTFOLIO MANAGERS OF THE
ASSET DIRECTOR PORTFOLIO

The Asset Director Portfolio invests in a diversified portfolio of publicly traded common stocks, debt securities, and money market securities. The composition of the Portfolio is varied from time-to-time based on an evaluation of economic and market trends.

The U.S. economy continued to improve, although sporadically, throughout 2004 with equity markets posting most of their gains in the last quarter of the year. After only advancing 1.5% in the first three quarters of 2004, the S&P 500 ended the year with a 10.9% return.

As the economy improved, the Federal Reserve raised short-term interest rates 1.25% in 2004. Despite the increase in short-term rates, long-term treasury rates actually declined slightly in 2004. As a result, bond returns were surprisingly strong with the Lehman Aggregate Index returning 4.3% in 2004. In addition, riskier corporate bonds performed well as corporate credit fundamentals continued to improve throughout the year.

At the end of 2004, the Portfolio had almost 65% of its assets invested in equities, 23% in bonds and 10% in cash. The equity position of the Portfolio was decreased from 70% at the end of 2003 and cash was increased from 6% in anticipation of higher interest rates and a tougher overall equity market as compared to 2003.

The Asset Director Portfolio - Class Oposted a one-year return of 11.5% and a three-year return of 11.5%. The Portfolio's return outperformed the S&P 500 despite being only 65% invested in equities because of a higher concentration in value and small/mid-cap stocks throughout 2004.

The economy is generally expected to continue expanding at a moderate pace in 2005. As a result, the Federal Reserve is expected to continue raising short-term interest rates at a "measured" pace. Long-term interest rates may rise which would depress the potential returns of bonds. Equities may be positioned to outperform bonds in 2005 in a rising interest rate environment where companies are generating positive earnings momentum in a growing U.S. economy.

[CHART]

ONEAMERICA ASSET DIRECTOR PORTFOLIO - CLASS O

             ASSET DIRECTOR PORTFOLIO - CLASS O     S&P 500       LEHMAN AGGREGATE
Dec-1994                 $   10,000               $   10,000         $   10,000
Mar-1995                 $   10,409               $   10,974         $   10,504
Jun-1995                 $   11,143               $   12,015         $   11,144
Sep-1995                 $   11,584               $   12,971         $   11,363
Dec-1995                 $   11,913               $   13,744         $   11,847
Mar-1996                 $   12,068               $   14,491         $   11,636
Jun-1996                 $   12,384               $   15,145         $   11,703
Sep-1996                 $   12,753               $   15,608         $   11,918
Dec-1996                 $   13,318               $   16,915         $   12,276
Mar-1997                 $   13,450               $   17,358         $   12,207
Jun-1997                 $   14,795               $   20,394         $   12,656
Sep-1997                 $   15,989               $   21,927         $   13,078
Dec-1997                 $   16,109               $   22,557         $   13,463
Mar-1998                 $   17,183               $   25,703         $   13,671
Jun-1998                 $   17,307               $   26,552         $   13,991
Sep-1998                 $   16,165               $   23,910         $   14,582
Dec-1998                 $   17,440               $   29,003         $   14,632
Mar-1999                 $   17,404               $   30,447         $   14,557
Jun-1999                 $   18,415               $   32,593         $   14,429
Sep-1999                 $   17,409               $   30,560         $   14,527
Dec-1999                 $   17,308               $   35,107         $   14,510
Mar-2000                 $   17,284               $   35,911         $   14,831
Jun-2000                 $   17,260               $   34,956         $   15,087
Sep-2000                 $   18,739               $   34,616         $   15,543
Dec-2000                 $   20,017               $   31,906         $   16,197
Mar-2001                 $   20,083               $   28,122         $   16,688
Jun-2001                 $   21,583               $   29,767         $   16,781
Sep-2001                 $   19,895               $   25,397         $   17,557
Dec-2001                 $   22,134               $   28,112         $   17,564
Mar-2002                 $   23,544               $   28,191         $   17,581
Jun-2002                 $   22,809               $   24,413         $   18,232
Sep-2002                 $   19,860               $   20,202         $   19,069
Dec-2002                 $   21,568               $   21,901         $   19,368
Mar-2003                 $   20,983               $   21,213         $   19,637
Jun-2003                 $   23,648               $   24,478         $   20,128
Sep-2003                 $   24,731               $   25,127         $   20,098
Dec-2003                 $   27,499               $   28,187         $   20,162
Mar-2004                 $   28,478               $   28,664         $   20,699
Jun-2004                 $   28,483               $   29,159         $   20,193
Sep-2004                 $   28,452               $   28,614         $   20,840
Dec-2004                 $   30,674               $   31,255         $   21,038

        Average Annual Total Returns for periods ended December 31, 2004

                                         ASSET DIRECTOR -
                                             CLASS O          S&P 500      LEHMAN AGGREGATE
One Year                                           11.5%           10.9%             4.3%
Five Years                                         12.1%           -2.3%             7.7%
Ten Years                                          11.9%           12.1%             7.7%
Value of a hypothetical $10,000
  investment made on 12/31/94              $     30,674    $     31,255     $     21,038

The charts above show the Asset Director Portfolio - Class O's total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, includes reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Figures for the Lehman Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Asset Director Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, it would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

[CHART]

ONEAMERICA ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS

         ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS      S&P 500    LEHMAN AGGREGATE
12/1994                  $   10,000                  $   10,000      $   10,000
3/1995                   $   10,401                  $   10,974      $   10,504
6/1995                   $   11,127                  $   12,015      $   11,144
9/1995                   $   11,560                  $   12,971      $   11,363
12/1995                  $   11,879                  $   13,744      $   11,847
3/1996                   $   12,025                  $   14,491      $   11,636
6/1996                   $   12,330                  $   15,145      $   11,703
9/1996                   $   12,688                  $   15,608      $   11,918
12/1996                  $   13,240                  $   16,915      $   12,276
3/1997                   $   13,362                  $   17,358      $   12,207
6/1997                   $   14,687                  $   20,394      $   12,656
9/1997                   $   15,861                  $   21,927      $   13,078
12/1997                  $   15,967                  $   22,557      $   13,463
3/1998                   $   17,019                  $   25,703      $   13,671
6/1998                   $   17,128                  $   26,552      $   13,991
9/1998                   $   15,986                  $   23,910      $   14,582
12/1998                  $   17,234                  $   29,003      $   14,632
3/1999                   $   17,186                  $   30,447      $   14,557
6/1999                   $   18,171                  $   32,593      $   14,429
9/1999                   $   17,166                  $   30,560      $   14,527
12/1999                  $   17,053                  $   35,107      $   14,510
3/2000                   $   17,017                  $   35,911      $   14,831
6/2000                   $   16,979                  $   34,956      $   15,087
9/2000                   $   18,421                  $   34,616      $   15,543
12/2000                  $   19,662                  $   31,906      $   16,197
3/2001                   $   19,712                  $   28,122      $   16,688
6/2001                   $   21,168                  $   29,767      $   16,781
9/2001                   $   19,498                  $   25,397      $   17,557
12/2001                  $   21,676                  $   28,112      $   17,564
3/2002                   $   23,039                  $   28,191      $   17,581
6/2002                   $   22,302                  $   24,413      $   18,232
9/2002                   $   19,405                  $   20,202      $   19,069
12/2002                  $   21,058                  $   21,901      $   19,368
3/2003                   $   20,471                  $   21,213      $   19,637
6/2003                   $   23,058                  $   24,478      $   20,128
9/2003                   $   24,204                  $   25,127      $   20,098
12/2003                  $   26,773                  $   28,187      $   20,162
3/2004                   $   27,704                  $   28,664      $   20,699
6/2004                   $   27,688                  $   29,159      $   20,193
9/2004                   $   27,685                  $   28,614      $   20,840
12/2004                  $   29,825                  $   31,255      $   21,038

        Average Annual Total Returns for periods ended December 31, 2004

                                         ASSET DIRECTOR -
                                             ADVISOR            S&P 500       LEHMAN AGGREGATE
One Year                                           11.4%             10.9%              4.3%
Five Years                                         11.8%             -2.3%              7.7%
Ten Years                                          11.5%             12.1%              7.7%
Value of a hypothetical $10,000
  investment made on 12/31/1994            $     29,825      $     31,255      $     21,038

The charts above show the Asset Director Portfolio - Adviso r Class' total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, includes reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Figures for the Lehman Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance information, shown for the periods prior to the Advisor Class inception date (3/31/2003), in the Average Annual Total Returns table shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares.

Performance numbers for the Asset Director Portfolio - Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, it would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

                                FEES AND EXPENSES

As a shareholder of the OneAmerica Funds, Inc., you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 at the beginning of the period and held through the six-month period ended December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         BEGINNING           ENDING           ANNUALIZED
                                                          ACCOUNT            ACCOUNT         EXPENSE RATIO      EXPENSES PAID
                                                           VALUE              VALUE           BASED ON THE        DURING THE
                                                          07/01/04          12/31/04       SIX-MONTH PERIOD    SIX-MONTH PERIOD*
                                                     ----------------   ----------------   ----------------    -----------------
Value Portfolio - Class O
 Actual                                              $       1,000.00   $       1,096.00          0.60%        $           3.18
 Hypothetical
  (5% return before expenses)                                1,000.00           1,022.11          0.60                     3.06
Value Portfolio - Advisor Class
 Actual                                                      1,000.00           1,094.00          0.90                     4.74
 Hypothetical
  (5% return before expenses)                                1,000.00           1,020.61          0.90                     4.58
Money Market - Class O
 Actual                                                      1,000.00           1,006.00          0.49                     2.46
 Hypothetical
  (5% return before expenses)                                1,000.00           1,021.15          0.49                     2.48
Money Market - Advisor Class
 Actual                                                      1,000.00           1,077.00          0.79                     3.99
 Hypothetical
  (5% return before expenses)                                1,000.00           1,020.48          0.79                     4.03
Investment Grade Bond - Class O
 Actual                                                      1,000.00           1,040.00          0.66                     3.40
 Hypothetical
  (5% return before expenses)                                1,000.00           1,021.80          0.66                     3.37
Investment Grade Bond - Advisor Class
 Actual                                                      1,000.00           1,038.00          0.96                     4.94
 Hypothetical
  (5% return before expenses)                                1,000.00           1,020.29          0.96                     4.89
Asset Director - Class O
 Actual                                                      1,000.00           1,077.00          0.63                     3.27
 Hypothetical
  (5% return before expenses)                                1,000.00           1,021.99          0.63                     3.18
Asset Director - Advisor Class
 Actual                                                      1,000.00           1,077.00          0.93                     4.84
 Hypothetical
  (5% return before expenses)                                1,000.00           1,020.48          0.93                     4.71

* EXPENSES FOR EACH FUND ARE CALCULATED USING THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX-MONTHS ENDED 12/31/04. EXPENSES ARE CALCULATED BY MULTIPLYING THE ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR; AND THEN DIVIDING THAT RESULT BY THE NUMBER OF DAYS IN THE CALENDAR YEAR. EXPENSE RATIOS FOR THE MOST RECENT FISCAL HALF-YEAR MAY DIFFER FROM EXPENSE RATIOS BASED ON THE ONE-YEAR DATA IN THE FINANCIAL HIGHLIGHTS.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE SHAREHOLDERS AND BOARD OF DIRECTORS
ONEAMERICA FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, and Asset Director Portfolio (four portfolios constituting the OneAmerica Funds, Inc. hereafter referred to as the "Funds") at December 31, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 14, 2005

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                                     PORTFOLIO
                                                     --------------------------------------------------------------------------
                                                                             MONEY            INVESTMENT           ASSET
                                                          VALUE              MARKET           GRADE BOND          DIRECTOR
                                                     ----------------   ----------------   ----------------    ----------------
ASSETS:
 Investments at value                                $    329,807,935   $    194,405,418   $    141,866,801    $    203,620,886
 Capital stock sold                                            66,008            717,750            172,551             530,583
 Receivable for investments sold                                    -          2,000,000                  -                   -
 Dividends and interest receivable                            224,233             85,023          1,172,687             545,639
                                                     ----------------   ----------------   ----------------    ----------------
     Total assets                                         330,098,176        197,208,191        143,212,039         204,697,108
                                                     ----------------   ----------------   ----------------    ----------------

LIABILITIES:
 Distribution payable                                               -              9,516                  -                   -
 Capital stock redeemed                                       146,863              2,217             37,386              11,493
 Payable for investments purchased                          1,562,889          2,368,627                  -             300,000
 Accrued investment advisory fees                              53,159              7,709             13,553              13,627
 Accrued distribution (12b-1) fee                                   -              2,607              4,007               5,628
 Accrued expenses                                              46,411             79,947             39,504              43,721
                                                     ----------------   ----------------   ----------------    ----------------
     Total liabilities                                      1,809,322          2,470,623             94,450             374,469
                                                     ----------------   ----------------   ----------------    ----------------
NET ASSETS                                           $    328,288,854   $    194,737,568   $    143,117,589    $    204,322,639
                                                     ================   ================   ================    ================

NET ASSETS BY CLASS OF SHARES
 Class O                                             $    326,227,150   $    190,589,332   $    140,848,031    $    197,687,732
 Advisor Class                                              2,061,704          4,148,236          2,269,558           6,634,907
                                                     ----------------   ----------------   ----------------    ----------------
     Total net assets                                $    328,288,854   $    194,737,568   $    143,117,589    $    204,322,639
                                                     ================   ================   ================    ================

SHARES OUTSTANDING
 Class O                                                   13,454,187        190,589,332         12,673,700          11,184,840
 Advisor Class                                                 85,324          4,148,236            204,492             375,765
                                                     ----------------   ----------------   ----------------    ----------------
     Total shares outstanding                              13,539,511        194,737,568         12,878,192          11,560,605
                                                     ================   ================   ================    ================

NET ASSET VALUE PER SHARE
 Class O                                             $          24.25   $           1.00   $          11.11    $          17.67
                                                     ================   ================   ================    ================
 Advisor Class                                       $          24.16   $           1.00   $          11.10    $          17.66
                                                     ================   ================   ================    ================

 Investments at cost                                 $    266,741,839   $    194,405,418   $    138,964,066    $    166,912,885
                                                     ================   ================   ================    ================

ANALYSIS OF NET ASSETS:
 Paid-in-capital                                     $    260,426,769   $    194,737,528   $    140,728,572    $    165,867,643
 Undistributed net
  investment income                                                 -                  -             11,015               6,300
 Undistributed net
  realized gain (loss)                                      4,795,989                 40           (524,733)          1,740,695
 Unrealized appreciation                                   63,066,096                  -          2,902,735          36,708,001
                                                     ----------------   ----------------   ----------------    ----------------
                                                     $    328,288,854   $    194,737,568   $    143,117,589    $    204,322,639
                                                     ================   ================   ================    ================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     PORTFOLIO
                                                     --------------------------------------------------------------------------
                                                                             MONEY            INVESTMENT            ASSET
                                                           VALUE             MARKET           GRADE BOND           DIRECTOR
                                                     ----------------   ----------------   ----------------    ----------------
INVESTMENT INCOME:
 Income:
  Dividends (net of foreign taxes                    $      3,344,933   $              -   $        290,760    $      2,010,187
   withheld of $18,924, $0, $0,
   and $11,603, respectively)
  Interest                                                    292,409          2,673,601          5,688,144           2,294,813
                                                     ----------------   ----------------   ----------------    ----------------
                                                            3,637,342          2,673,601          5,978,904           4,305,000
                                                     ----------------   ----------------   ----------------    ----------------

EXPENSES:
 Investment advisory fee                                    1,131,503            783,549            632,664             903,505
 Custodian and service agent fee                              173,154            153,798            120,531             154,547
 Professional fees                                             16,797             22,981             20,090              18,756
 Printing                                                      15,017             14,298             12,900              10,851
 Director fees                                                  9,742              9,571              9,926              10,021
 Distribution (12b-1) fee                                       2,213              5,020              5,274               8,518
 Other                                                         14,158             22,912             32,231              13,542
                                                     ----------------   ----------------   ----------------    ----------------
 Total expenses                                             1,362,584          1,012,129            833,616           1,119,740
                                                     ----------------   ----------------   ----------------    ----------------
     Net investment income                                  2,274,758          1,661,472          5,145,288           3,185,260
                                                     ----------------   ----------------   ----------------    ----------------

GAIN (LOSS) ON INVESTMENTS:
 Net realized gain
  on investments                                           16,059,122                 40            743,317           9,066,091
 Net change in unrealized
  appreciation (depreciation)
  on investments                                           21,220,639                  -           (773,706)          8,324,784
                                                     ----------------   ----------------   ----------------    ----------------
     Net gain (loss)                                       37,279,761                 40            (30,389)         17,390,875
                                                     ----------------   ----------------   ----------------    ----------------

NET INCREASE IN NET ASSETS
 FROM OPERATIONS                                     $     39,554,519   $      1,661,512   $      5,114,899    $     20,576,135
                                                     ================   ================   ================    ================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     PORTFOLIO
                                                     --------------------------------------------------------------------------
                                                                    VALUE                              MONEY MARKET
                                                     -----------------------------------   ------------------------------------
                                                        YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                           2004               2003               2004                2003
                                                     ----------------   ----------------   ----------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                               $      2,274,758   $      1,476,666   $      1,661,472    $      1,415,704
 Net realized gain (loss)                                  16,059,122          2,495,929                 40                   -
 Net change in unrealized
  appreciation (depreciation)                              21,220,639         43,923,882                  -                   -
                                                     ----------------   ----------------   ----------------    ----------------
  Net increase in net assets
   from operations                                         39,554,519         47,896,477          1,661,512           1,415,704
                                                     ----------------   ----------------   ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 From net investment income
  Class O                                                  (2,262,857)        (1,477,811)        (1,648,492)         (1,415,262)
  Advisor Class*                                              (12,008)               (24)           (12,980)               (442)
 From net realized gain
  Class O                                                 (13,615,364)                 -                  -                   -
  Advisor Class*                                              (85,272)                 -                  -                   -
                                                     ----------------   ----------------   ----------------    ----------------
  Total dividend distributions                            (15,975,501)        (1,477,835)        (1,661,472)         (1,415,704)
                                                     ----------------   ----------------   ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
 Proceeds from shares sold:
  Class O                                                  40,695,754         30,428,576         40,477,851         441,214,559
  Transfer from AUL Pooled
   Separate Accounts                                       72,312,134                  -          7,283,032                   -
  Advisor Class*                                            2,191,166              3,970         10,519,958           1,708,011
 Reinvested distributions:
   Class O                                                 15,878,221          1,477,811          1,663,737           1,423,707
   Advisor Class*                                              97,280                 24             13,306                 442
 Cost of shares redeemed:
  Class O                                                 (19,050,021)       (12,911,925)       (67,240,718)       (479,165,804)
  Advisor Class*                                             (358,776)               (77)        (6,418,853)         (1,674,628)
                                                     ----------------   ----------------   ----------------    ----------------
  Increase (decrease)                                     111,765,758         18,998,379        (13,701,687)        (36,493,713)
                                                     ----------------   ----------------   ----------------    ----------------
  Net increase (decrease) in net assets                   135,344,776         65,417,021        (13,701,647)        (36,493,713)
  Net assets at beginning of year                         192,944,078        127,527,057        208,439,215         244,932,928
                                                     ----------------   ----------------   ----------------    ----------------
NET ASSETS AT END OF YEAR                            $    328,288,854   $    192,944,078   $    194,737,568    $    208,439,215
                                                     ================   ================   ================    ================
CHANGES IN CAPITAL STOCK OUTSTANDING
 Shares sold:
  Class O                                                   1,817,473          1,609,769         40,477,851         441,214,559
  Transfer from AUL Pooled
   Separate Accounts                                        3,108,595                  -          7,283,032                   -
  Advisor Class*                                               96,564                207         10,519,958           1,708,011
 Reinvested distributions:
  Class O                                                     654,529             72,425          1,663,737           1,423,707
  Advisor Class*                                                4,024                  1             13,306                 442
 Shares redeemed:
  Class O                                                    (829,311)          (762,573)       (67,240,678)       (479,165,804)
  Advisor Class*                                              (15,469)                (3)        (6,418,853)         (1,674,628)
                                                     ----------------   ----------------   ----------------    ----------------
Net increase (decrease)                                     4,836,405            919,826        (13,701,647)        (36,493,713)
Shares outstanding at beginning of year                     8,703,106          7,783,280        208,439,215         244,932,928
                                                     ----------------   ----------------   ----------------    ----------------
Shares outstanding at end of year                          13,539,511          8,703,106        194,737,568         208,439,215
                                                     ================   ================   ================    ================

*COMMENCEMENT OF OPERATIONS 3/31/2003

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                    PORTFOLIO
                                                     --------------------------------------------------------------------------
                                                           INVESTMENT GRADE BOND                     ASSET DIRECTOR
                                                     -----------------------------------   ------------------------------------
                                                        YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                           2004               2003               2004                2003
                                                     ----------------   ----------------   ----------------    ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                               $      5,145,288   $      5,422,192   $      3,185,260    $      2,579,043
 Net realized gain (loss)                                     743,317           (898,596)         9,066,091             908,128
 Net change in unrealized
  appreciation (depreciation)                                (773,706)         1,501,537          8,324,784          28,874,998
                                                     ----------------   ----------------   ----------------    ----------------
  Net increase (decrease) in net assets
   from operations                                          5,114,899          6,025,133         20,576,135          32,362,169
                                                     ----------------   ----------------   ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 From net investment income
  Class O                                                  (5,094,197)        (5,493,637)        (3,104,315)         (2,602,927)
  Advisor Class*                                              (77,538)           (44,019)           (90,110)             (2,530)
 From net realized gain
  Class O                                                           -                  -         (7,913,114)                  -
  Advisor Class*                                                    -                  -           (251,027)                  -
                                                     ----------------   ----------------   ----------------    ----------------
  Total dividend distributions                             (5,171,735)        (5,537,656)       (11,358,566)         (2,605,457)
                                                     ----------------   ----------------   ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
 Proceeds from shares sold:
  Class O                                                  13,629,461         47,495,516         30,045,439          28,317,897
  Transfer from AUL Pooled
   Separate Accounts                                       19,110,932                  -                  -                   -
  Advisor Class*                                              974,494          1,569,723          6,561,347             199,097
 Reinvested distributions:
  Class O                                                   5,094,197          5,493,637         11,017,429           2,602,927
  Advisor Class*                                               77,538             44,019            341,137               2,530
 Cost of shares redeemed:
  Class O                                                 (21,676,365)       (47,711,085)       (14,642,096)         (5,451,981)
  Advisor Class*                                             (177,456)          (195,252)          (694,761)             (3,678)
                                                     ----------------   ----------------   ----------------    ----------------
  Increase (decrease)                                      17,032,801          6,696,558         32,628,495          25,666,792
                                                     ----------------   ----------------   ----------------    ----------------
  Net increase (decrease) in net assets                    16,975,965          7,184,035         41,846,064          55,423,504
  Net assets at beginning of year                         126,141,624        118,957,589        162,476,575         107,053,071
                                                     ----------------   ----------------   ----------------    ----------------
NET ASSETS AT END OF YEAR                            $    143,117,589   $    126,141,624   $    204,322,639    $    162,476,575
                                                     ================   ================   ================    ================
CHANGES IN CAPITAL STOCK OUTSTANDING
 Shares sold:
  Class O                                                   1,208,623          4,241,647          1,739,977           1,909,072
  Transfer from AUL Pooled
   Separate Accounts                                        1,663,846                  -                  -                   -
  Advisor Class*                                               87,054            139,476            383,680              13,372
 Reinvested distributions:
  Class O                                                     460,015            495,440            623,793             165,305
  Advisor Class*                                                7,011              3,976             19,333                 150
 Shares redeemed:
  Class O                                                  (1,920,748)        (4,251,618)          (847,006)           (393,285)
  Advisor Class*                                              (15,776)           (17,249)           (40,549)               (221)
                                                     ----------------   ----------------   ----------------    ----------------
Net increase (decrease)                                     1,490,025            611,672          1,879,228           1,694,393
Shares outstanding at beginning of year                    11,388,167         10,776,495          9,681,377           7,986,984
                                                     ----------------   ----------------   ----------------    ----------------
Shares outstanding at end of year                          12,878,192         11,388,167         11,560,605           9,681,377
                                                     ================   ================   ================    ================

*COMMENCEMENT OF OPERATIONS 3/31/2003

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                                DECEMBER 31, 2004

                             DESCRIPTION                                        SHARES          VALUE
--------------------------------------------------------------------------   -----------   ---------------
COMMON STOCKS (87.0%)
  Aerospace & Defense (2.1%)
   General Dynamics Corp.                                                         29,150   $     3,049,090
   Precision Castparts Corp.                                                      58,650         3,852,132
                                                                                           ---------------
                                                                                                 6,901,222
                                                                                           ---------------
  Apparel (9.1%)
   Columbia Sportswear Co.*                                                       87,600         5,221,836
   Kellwood Co.                                                                  149,900         5,171,550
   Liz Claiborne, Inc.                                                           109,100         4,605,111
   Reebok International, Ltd.                                                    157,850         6,945,400
   Wolverine World Wide, Inc.                                                    258,900         8,134,637
                                                                                           ---------------
                                                                                                30,078,534
                                                                                           ---------------
  Automotive Components (2.5%)
   Magna International, Inc.                                                      78,400         6,471,920
   TBC Corp.*                                                                     64,920         1,804,776
                                                                                           ---------------
                                                                                                 8,276,696
                                                                                           ---------------
  Cement & Aggregates (2.8%)
   Lafarge North America, Inc.                                                   177,700         9,119,564
                                                                                           ---------------
  Chemicals (1.0%)
   Dow Chemical Co.                                                               68,000         3,366,680
                                                                                           ---------------
  Computer Hardware & Software (6.0%)
   Autodesk, Inc.                                                                339,800        12,895,410
   Hewlett-Packard Co.                                                           324,174         6,797,929
                                                                                           ---------------
                                                                                                19,693,339
                                                                                           ---------------
  Consumer Products (1.1%)
   Helen of Troy, Ltd.*                                                          105,700         3,552,577
                                                                                           ---------------
  Diversified Financial Services (8.2%)
   Aegon NV                                                                      115,300         1,580,763
   Citigroup, Inc.                                                                88,598         4,268,652
   Federated Investors, Inc.                                                     168,700         5,128,480
   Investment Technology
     Group, Inc.*                                                                265,500         5,310,000
   JP Morgan Chase & Co.                                                         175,207         6,834,825
   Washington Mutual, Inc.                                                        90,526         3,827,439
                                                                                           ---------------
                                                                                                26,950,159
                                                                                           ---------------
  Diversified Manufacturing (5.4%)
   Carlisle Cos., Inc.                                                           145,200         9,426,384
   Crane Co.                                                                      78,400         2,261,056
   Trinity Industries, Inc.                                                      184,250         6,279,240
                                                                                           ---------------
                                                                                                17,966,680
                                                                                           ---------------
  Electrical Equipment (4.9%)
   American Power Conversion                                                     369,550   $     7,908,370
   Baldor Electric Co.                                                           301,893         8,311,114
                                                                                           ---------------
                                                                                                16,219,484
                                                                                           ---------------
  Health Care (5.7%)
   McKesson Corp.                                                                183,450         5,771,337
   Merck & Co., Inc.                                                              38,900         1,250,246
   Pfizer, Inc.                                                                  228,950         6,156,466
   Priority Healthcare Corp.
     Class B*                                                                    266,500         5,801,705
                                                                                           ---------------
                                                                                                18,979,754
                                                                                           ---------------
  Home Furnishings (3.2%)
   Furniture Brands
     International, Inc.                                                         217,550         5,449,627
   La-Z-Boy, Inc.                                                                342,150         5,258,846
                                                                                           ---------------
                                                                                                10,708,473
                                                                                           ---------------
  Industrial Coglomerates (1.4%)
   General Electric Co.                                                          127,600         4,657,400
                                                                                           ---------------
  Metals & Mining ( 2.2%)
   Alcoa, Inc.                                                                   160,700         5,049,194
   Phelps Dodge Corp.                                                             24,250         2,398,810
                                                                                           ---------------
                                                                                                 7,448,004
                                                                                           ---------------
  Oil & Oil Services (7.4%)
   Royal Dutch Petroleum Co.                                                     141,400         8,113,532
   Tidewater, Inc.                                                               170,350         6,066,164
   Valero Energy Corp.                                                           223,300        10,137,820
                                                                                           ---------------
                                                                                                24,317,516
                                                                                           ---------------
  Paper and Forest Products (2.5%)
   Wausau-Mosinee
     Paper Corp.                                                                 455,400         8,133,444
                                                                                           ---------------
 Recreation (5.4%)
   Brunswick Corp.                                                               203,200        10,058,400
   Mattel, Inc.                                                                  392,400         7,647,876
                                                                                           ---------------
                                                                                                17,706,276
                                                                                           ---------------
  Restaurants (2.2%)
   Outback Steakhouse, Inc.                                                       86,150         3,943,947
   Ryan's Restaurant
     Group, Inc.*                                                                211,600         3,262,872
                                                                                           ---------------
                                                                                                 7,206,819
                                                                                           ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             DESCRIPTION                                        SHARES          VALUE
--------------------------------------------------------------------------   -----------   ---------------
COMMON STOCKS (87.0%) (CONTINUED)
  Retail (4.8%)
   BJ's Wholesale Club, Inc.*                                                    248,900   $     7,250,457
   Home Depot, Inc.                                                              142,200         6,077,628
   Longs Drug Stores, Inc.                                                        86,700         2,390,319
                                                                                           ---------------
                                                                                                15,718,404
                                                                                           ---------------
  Semiconductors (1.3%)
   Intel Corp.                                                                    65,400         1,529,706
   Texas Instruments, Inc.                                                       115,500         2,843,610
                                                                                           ---------------
                                                                                                 4,373,316
                                                                                           ---------------
  Telecommunication Services (5.2%)
   Nokia Corp. ADR                                                               403,850         6,328,330
   Sprint Corp.                                                                  100,750         2,503,638
   Telefonos de Mexico, Class L ADR                                              214,450         8,217,723
                                                                                           ---------------
                                                                                                17,049,691
                                                                                           ---------------
  Transportation (2.6%)
   Alexander & Baldwin, Inc.                                                      40,250         1,707,405
   Norfolk Southern Corp.                                                        115,000         4,161,850
   Werner Enterprises, Inc.                                                      115,900         2,623,976
                                                                                           ---------------
                                                                                                 8,493,231
                                                                                           ---------------

     Total common stocks (cost: $224,427,515)                                                  286,917,263
                                                                                           ---------------

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
SHORT-TERM NOTES (5.2%)
  COMMERCIAL PAPER (5.2%)
  Consumer Finance (4.6%)
   American Express Credit Corp.                                       2.260%   01/14/05   $    3,200,000   $    3,197,388
   American General Finance Corp.                                      2.290    01/07/05        2,500,000        2,499,042
   American International Group Funding, Inc.                          2.300    01/12/05        2,000,000        1,998,594
   General Electric Capital Corp.                                      5.500    01/07/05        5,000,000        4,998,100
   Toyota Motor Credit Capital Corp.                                   2.230    01/07/05        2,500,000        2,499,071
                                                                                                            --------------
                                                                                                                15,192,195
                                                                                                            --------------

  Oil & Gas (0.6%)
   Chevron Texaco Corp.                                                2.200    01/21/05        2,000,000        1,997,556
                                                                                                            --------------

      Total short-term notes (cost: $17,189,751)                                                                17,189,751
                                                                                                            --------------

                                                                                               SHARES
                                                                                           --------------
MONEY MARKET MUTUAL FUNDS (5.9%)
 Federated Investors Prime Obligation                                                          11,871,287       11,871,287
 Goldman Sachs Financial Square Funds                                                           7,600,000        7,600,000
                                                                                                            --------------

    Total money market mutual funds (cost: $19,471,287)                                                         19,471,287
                                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             DESCRIPTION                                        SHARES         VALUE
--------------------------------------------------------------------------   -----------   ---------------
MUTUAL FUNDS (1.9%)
 iShares Russell 1000 Value Index Fund (cost: $5,602,700)                         93,100   $     6,179,047
                                                                                           ---------------
CASH AND CASH EQUIVALENTS (0.0%)
 BONY Cash Reserve                                                                50,587            50,587
                                                                                           ---------------
    Total cash and cash equivalents (cost: $50,587)

TOTAL INVESTMENTS (COST: $266,741,839)                                                     $   329,807,935
                                                                                           ===============

*NON-INCOME PRODUCING SECURITIES
THE INTEREST RATES FOR SHORT-TERM NOTES REFLECTS THE YIELDS FOR THOSE
SECURITIES.
PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                                 VALUE PORTFOLIO
                          DECEMBER 31, 2004 (UNAUDITED)

                  INDUSTRY                          % OF TOTAL INVESTMENTS
--------------------------------------------------  ----------------------
   Aerospace & Defense                                       2.1%
   Apparel                                                   9.1
   Automotive Components                                     2.5
   Cement & Aggregates                                       2.8
   Chemicals                                                 1.0
   Computer Hardware & Software                              6.0
   Consumer Finance                                          4.6
   Consumer Products                                         1.1
   Diversified Financial Services                            8.2
   Diversified Manufacturing                                 5.4
   Electrical Equipment                                      4.9
   Health Care                                               5.7
   Home Furnishings                                          3.2
   Industrial Conglomerates                                  1.4
   Metals & Mining                                           2.2
   Money Market Mutual Funds                                 5.9
   Mutual Funds                                              1.9
   Oil & Gas                                                 0.6
   Oil & Oil Services                                        7.4
   Paper and Forest Products                                 2.5
   Recreation                                                5.4
   Restaurants                                               2.2
   Retail                                                    4.8
   Semiconductors                                            1.3
   Telecommunication Services                                5.2
   Transportation                                            2.6
   Cash & Cash Equivalents                                   0.0
                                                           -----
   TOTAL INVESTMENTS                                       100.0%
                                                           =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                                DECEMBER 31, 2004

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
SHORT-TERM NOTES (98.2%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (24.1%)
   Federal Home Loan Bank                                              1.300%   04/11/05   $    4,000,000   $    4,000,000
   Federal Home Loan Bank                                              2.020    06/15/05        3,200,000        3,200,000
   Federal Home Loan Bank                                              2.050    06/24/05        2,000,000        2,000,000
   Federal Home Loan Bank Discount Notes                               2.250    01/13/05        1,000,000          999,250
   Federal Home Loan Mortgage Corp. Discount Notes                     2.400    03/08/05        7,100,000        7,069,200
   Federal Home Loan Mortgage Corp. Discount Notes                     2.350    02/22/05        2,780,000        2,770,563
   Federal Agricultural Mortgage Corp. Discount Notes                  2.250    01/18/05        3,500,000        3,496,281
   Federal Farm Credit Bank Discount Note                              2.600    06/30/05        2,400,000        2,368,800
   Federal National Mortgage Association Floater                       2.330    01/28/05        2,520,000        2,519,974
   Federal National Mortgage Association Discount Notes                2.130    01/03/05        3,000,000        2,999,645
   Federal National Mortgage Association Discount Notes                2.290    02/07/05        4,500,000        4,489,409
   Tennessee Valley Authority Discount Notes                           2.150    01/20/05        7,000,000        6,992,057
   Tennessee Valley Authority Discount Notes                           2.340    03/17/05        4,000,000        3,980,500
                                                                                                            --------------
                                                                                                                46,885,679
                                                                                                            --------------
  COMMERCIAL PAPER (60.8%)
   Air, Freight & Logistics (2.6%)
    United Parcel Service                                              1.730    01/24/05        5,000,000        4,994,474
                                                                                                            --------------
   Commercial Banks (2.6%)
    National City Bank                                                 2.290    01/12/05        5,000,000        4,996,501
                                                                                                            --------------
   Consumer Finance (18.2%)
    American Express Credit Corp.                                      2.260    02/04/05        2,500,000        2,494,664
    American General Finance Corp.                                     2.310    02/03/05        3,000,000        2,993,647
    General Electric Capital Corp.                                     2.200    01/24/05        3,500,000        3,495,081
    General Electric Capital Corp.                                     2.300    01/26/05        2,500,000        2,496,007
    IBM Credit Corp.                                                   2.200    01/28/05        2,000,000        1,996,700
    IBM Credit Corp.                                                   1.955    01/06/05        4,000,000        3,998,914
    Siemens Capital Corp.                                              2.220    01/31/05        3,000,000        2,994,450
    Siemens Capital Corp.                                              2.260    02/03/05        3,000,000        2,993,785
    Toyota Motor Credit Corp.                                          2.340    02/08/05        6,000,000        5,985,180
    UBS Finance Delaware, LLC                                          2.300    01/12/05        2,000,000        1,998,594
    UBS Finance Delaware, LLC                                          2.380    02/28/05        4,000,000        3,984,662
                                                                                                            --------------
                                                                                                                35,431,684
                                                                                                            --------------
   Diversified Financial Services (3.1%)
    Citicorp                                                           2.150    01/05/05        6,000,000        5,998,567
                                                                                                            --------------
   Diversified Telecommunication Services (3.0%)
    Bellsouth Telecommunications                                       2.070    01/19/05        3,030,000        3,026,843
    Bellsouth Telecommunications                                       2.270    01/21/05        2,500,000        2,496,847
    Bellsouth Telecommunications                                       2.089    01/24/05          250,000          249,666
                                                                                                            --------------
                                                                                                                 5,773,356
                                                                                                            --------------
   Education (1.5%)
    Harvard University                                                 2.100    01/10/05        3,000,000        2,998,425
                                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
SHORT-TERM NOTES (98.2%) (CONTINUED)
  COMMERCIAL PAPER (60.8%) (CONTINUED)
   Finance Companies (1.5%)
    American General Finance Corp.                                     2.310%   01/25/05   $    3,000,000   $    2,995,380
                                                                                                            --------------
   Food, Beverages (3.3%)
    The Coca-Cola Co.                                                  2.020    01/18/05        3,500,000        3,496,661
    The Coca-Cola Co.                                                  2.110    01/10/05        3,000,000        2,998,418
                                                                                                            --------------
                                                                                                                 6,495,079
                                                                                                            --------------
   Household & Personal Products (2.6%)
    The Procter & Gamble Co.                                           2.140    01/19/05        5,000,000        4,994,650
                                                                                                            --------------
   Insurance (5.1%)
    American International Group Funding, Inc.                         2.190    01/04/05        3,000,000        2,999,452
    American International Group Funding, Inc.                         2.300    02/07/05        3,000,000        2,992,908
    Prudential Funding Corp.                                           2.280    02/28/05        4,000,000        3,985,307
                                                                                                            --------------
                                                                                                                 9,977,667
                                                                                                            --------------
   Media (3.1%)
    Gannett Corp.                                                      2.260    01/20/05        6,000,000        5,992,954
                                                                                                            --------------
   Oil & Gas (1.6%)
    ChevronTexaco Corp.                                                2.250    01/14/05        3,000,000        2,997,563
                                                                                                            --------------
   Pharmaceuticals (12.6%)
    Abbott Laboratories                                                2.220    01/18/05        3,000,000        2,996,855
    Abbott Laboratories                                                2.250    01/20/05        1,000,000          998,812
    Eli Lilly                                                          2.260    02/01/05        2,000,000        1,996,108
    Eli Lilly                                                          2.030    01/11/05        5,000,000        4,997,181
    Merck                                                              2.270    01/19/05        3,000,000        2,996,595
    Merck                                                              2.270    01/24/05        3,000,000        2,995,649
    Pfizer, Inc.                                                       2.140    01/14/05        2,000,000        1,998,455
    Pfizer, Inc.                                                       2.120    02/02/05        3,000,000        2,994,347
    Pfizer, Inc.                                                       2.000    01/03/05        2,600,000        2,599,711
                                                                                                            --------------
                                                                                                                24,573,713
                                                                                                            --------------
  VARIABLE RATE DEMAND NOTES (4.9%)**
    Chatham Capital Corp.(backed by 5/3rd Bank LOC)                    2.370    11/01/28        1,000,000        1,000,000
    Community Housing Development
     (backed by Wells Fargo Bank LOC)                                  2.562    08/01/24        1,075,000        1,075,000
    Connecticut Water(backed by Citizen Bank of RI LOC)                2.350    01/04/29        1,500,000        1,500,000
    PCP Investors LLC (backed by Wells Fargo Bank LOC)                 2.520    12/01/24        1,000,000        1,000,000
    Pineview (backed by 5/3rd LOC)                                     2.409    01/01/23          400,000          400,000
    Rockwood Quarry LLC (backed by 5/3rd Bank LOC)                     2.370    12/01/22        4,600,000        4,600,000
                                                                                                            --------------
                                                                                                                 9,575,000
                                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
SHORT-TERM NOTES (98.2%) (CONTINUED)
  CERTIFICATES OF DEPOSIT (1.5%)
    Bank of America Corp.                                              2.330%   02/04/05   $    3,000,000   $    2,999,131
                                                                                                            --------------
  CORPORATE FLOATERS (6.9%)
    American Express Credit Corp.                                      2.537    02/25/05        2,500,000        2,500,621
    American Express Credit Corp.                                      2.510    04/18/05        1,010,000        1,010,386
    National City Bank                                                 2.346    01/03/05        2,000,000        2,000,009
    Wal-Mart                                                           2.259    02/22/05        4,850,000        4,850,136
    Wells Fargo & Co.                                                  2.570    03/24/05        3,000,000        3,000,777
                                                                                                            --------------
                                                                                                                13,361,929
                                                                                                            --------------
     Total short-term notes (cost: $191,041,752)                                                               191,041,752
                                                                                                            --------------

                                                                                               SHARES
                                                                                           --------------
  MONEY MARKET MUTUAL FUNDS (1.7%)
   Dreyfus Masternote Account                                                                   1,525,040   $    1,525,040
   Federated Investors Prime Obligation                                                         1,738,148        1,738,148
                                                                                                            --------------
     Total money market mutual funds (cost: $3,263,188)                                                          3,263,188
                                                                                                            --------------
  CASH AND CASH EQUIVALENTS (0.1%)
   BONY Cash Reserve                                                                              100,478          100,478
                                                                                                            --------------
     Total cash and cash equivalents (cost: $100,478)

  TOTAL INVESTMENTS (COST: $194,405,418)                                                                    $  194,405,418
                                                                                                            ==============

** VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN EFFECT AT DECEMBER 31, 2004. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

THE INTEREST RATES FOR SHORT-TERM NOTES REFLECT THE YIELDS FOR THOSE SECURITIES.

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                          DECEMBER 31, 2004 (UNAUDITED)

                  INDUSTRY                          % OF TOTAL INVESTMENTS
--------------------------------------------------  ----------------------
   Certificates of Deposit                                   1.5%
   Commercial Paper                                         60.8
   Corporate Floaters                                        6.9
   Money Market Mutual Funds                                 1.7
   U.S. Government & Agency Obligations                     24.1
   Variable Rate Demand Notes                                4.9
   Cash and Cash Equivalents                                 0.1
                                                           -----
   TOTAL INVESTMENTS                                       100.0%
                                                           =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                                DECEMBER 31, 2004

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (79.3%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.1%)
   FHLB                                                                2.080%   06/21/05   $    1,100,000   $    1,097,105
   FHLB                                                                5.750    05/15/12          700,000          767,344
   FNCL                                                                6.000    11/01/34        4,700,000        4,863,884
   Housing Urban Development                                           4.850    08/01/11          900,000          933,377
   Housing Urban Development                                           5.670    08/01/16          800,000          844,890
   Tennessee Valley Authority                                          6.250    12/15/17          900,000        1,017,083
   U.S. Treasury Notes                                                 2.000    05/15/06          200,000          197,703
   U.S. Treasury Notes                                                 2.625    11/15/06        2,850,000        2,829,851
   U.S. Treasury Notes                                                 3.500    11/15/09        1,000,000          995,626
   U.S. Treasury Notes                                                 7.000    07/15/06          275,000          291,650
   U.S. Treasury Bonds                                                 4.250    11/15/14        1,000,000        1,002,930
   U.S. Treasury Bonds                                                 5.250    02/15/29        1,150,000        1,206,692
   U.S. Treasury Bonds                                                 5.375    02/15/31          300,000          324,492
   U.S. Treasury Bonds                                                 6.250    02/15/07        1,200,000        1,277,626
   U.S. Treasury Bonds                                                 6.750    08/15/26          725,000          904,551
                                                                                                            --------------
                                                                                                                18,554,804
                                                                                                            --------------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (31.1%)
   Atlantic City Electric Transition Funding LLC 2002-1 A30            4.910    07/20/17        1,000,000        1,022,827
   FHLMC Gold Pool #A11823                                             5.000    08/01/33          157,845          157,128
   FHLMC Gold Pool #A16641                                             5.500    12/01/33          401,029          407,898
   FHLMC Gold Pool #B12969                                             4.500    03/01/19          363,405          363,170
   FHLMC Gold Pool #C01086                                             7.500    11/01/30          157,126          168,464
   FHLMC Gold Pool #C01271                                             6.500    12/01/31          222,719          233,989
   FHLMC Gold Pool #C01302                                             6.500    11/01/31           89,374           93,897
   FHLMC Gold Pool #C01676                                             6.000    11/01/33        1,277,954        1,321,123
   FHLMC Gold Pool #C14364                                             6.500    09/01/28           67,670           71,164
   FHLMC Gold Pool #C14872                                             6.500    09/01/28           11,531           12,126
   FHLMC Gold Pool #C20300                                             6.500    01/01/29           97,519          102,554
   FHLMC Gold Pool #C28221                                             6.500    06/01/29           37,735           39,666
   FHLMC Gold Pool #C35377                                             7.000    01/01/30           21,816           23,148
   FHLMC Gold Pool #C41636                                             8.000    08/01/30           18,510           20,064
   FHLMC Gold Pool #C61802                                             5.500    12/01/31        1,214,401        1,236,820
   FHLMC Gold Pool #C64936                                             6.500    03/01/32          124,145          130,396
   FHLMC Gold Pool #C65674                                             7.000    03/01/32          141,063          149,549
   FHLMC Gold Pool #C68790                                             6.500    07/01/32          550,669          578,398
   FHLMC Gold Pool #C74741                                             6.000    12/01/32          508,331          525,998
   FHLMC Gold Pool #C79460                                             5.500    05/01/33          453,499          461,267
   FHLMC Gold Pool #C79886                                             6.000    05/01/33        1,136,766        1,175,166
   FHLMC Gold Pool #E00543                                             6.000    04/01/13           85,148           89,344
   FHLMC Gold Pool #E00565                                             6.000    08/01/13           63,924           67,075
   FHLMC Gold Pool #E00957                                             6.000    02/01/16          118,893          124,597
   FHLMC Gold Pool #E01007                                             6.000    08/01/16           80,243           84,075
   FHLMC Gold Pool #E01085                                             5.500    12/01/16          142,453          147,412
   FHLMC Gold Pool #E01136                                             5.500    03/01/17          368,115          380,795
   FHLMC Gold Pool #E01216                                             5.500    10/01/17          337,213          348,828
   FHLMC Gold Pool #E01378                                             5.000    05/01/18          645,819          656,574

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (79.3%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (31.1%) (CONTINUED)
   FHLMC Gold Pool #E70027                                             6.000%   04/01/13   $       11,929   $       12,517
   FHLMC Gold Pool #E71048                                             6.000    07/01/13            3,059            3,210
   FHLMC Gold Pool #E72468                                             5.500    10/01/13           37,885           39,251
   FHLMC Gold Pool #E74118                                             5.500    01/01/14          175,827          187,176
   FHLMC Gold Pool #E77035                                             6.500    05/01/14          101,620          107,710
   FHLMC Gold Pool #E77962                                             6.500    07/01/14          161,301          170,969
   FHLMC Gold Pool #E78727                                             6.500    10/01/14            2,643            2,802
   FHLMC Gold Pool #E82543                                             6.500    03/01/16           92,835           98,336
   FHLMC Gold Pool #E85127                                             6.000    08/01/16           99,665          104,424
   FHLMC Gold Pool #E85353                                             6.000    09/01/16          141,208          147,952
   FHLMC Gold Pool #E89823                                             5.500    05/01/17          506,966          524,427
   FHLMC Gold Pool #E90912                                             5.500    08/01/17          127,078          131,455
   FHLMC Gold Pool #E91139                                             5.500    09/01/17          614,735          635,909
   FHLMC Gold Pool #E91646                                             5.500    10/01/17          930,672          962,728
   FHLMC Gold Pool #E92047                                             5.500    10/01/17          564,319          583,756
   FHLMC Gold Pool #E92196                                             5.500    11/01/17           71,017           73,463
   FHLMC Gold Pool #E95159                                             5.500    03/01/18          790,808          817,755
   FHLMC Gold Pool #E95734                                             5.000    03/01/18        2,834,799        2,882,009
   FHLMC Gold Pool #E96115                                             5.000    05/01/18        1,952,569        1,985,088
   FHLMC Gold Pool #E97366                                             5.000    07/01/18        1,423,631        1,447,341
   FHLMC Gold Pool #G01091                                             7.000    12/01/29           97,715          103,681
   FHLMC Gold Pool #G10817                                             6.000    06/01/13           84,716           88,892
   FHLMC Series 2370 Class PC CMO                                      6.000    07/15/30          265,506          268,192
   FHLMC Series 2424 Class OG CMO                                      6.000    03/15/17        1,500,000        1,581,084
   FHLMC Series 2715 Class NG CMO                                      4.500    12/15/18        2,650,000        2,577,417
   FHLMC Series 2835 Class MD CMO                                      4.500    08/15/19          850,000          816,102
   FNMA CMO 2002-86 KM CMO                                             5.000    12/25/17        2,150,000        2,186,006
   FNMA Pool #253798                                                   6.000    05/01/16            5,084            5,332
   FNMA Pool #356565                                                   5.500    09/01/17        2,689,298        2,783,182
   FNMA Pool #545929                                                   6.500    08/01/32          388,980          408,402
   FNMA Pool #555591                                                   5.500    07/01/33        1,150,608        1,169,471
   FNMA Pool #572020                                                   6.000    04/01/16           65,390           68,584
   FNMA Pool #578974                                                   6.000    05/01/16          155,211          162,841
   FNMA Pool #579170                                                   6.000    04/01/16           76,006           79,718
   FNMA Pool #584953                                                   7.500    06/01/31           47,565           50,978
   FNMA Pool #585097                                                   6.000    05/01/16          260,253          272,964
   FNMA Pool #651220                                                   6.500    07/01/32          388,016          407,390
   FNMA Pool #781776                                                   6.000    10/01/34          498,689          516,078
   FNMA Series 2003-120 Class BY CMO                                   4.000    12/25/18        1,200,000        1,120,041
   GNMA CMO 2002-88 GW                                                 5.500    09/20/19        1,000,000        1,023,213
   GNMA CMO 2003-12 PA                                                 3.750    11/16/25        1,106,007        1,106,210
   GNMA Pool #415539                                                   8.000    07/15/27           35,503           38,606
   GNMA Pool #424739                                                   7.500    05/15/26           35,863           38,635
   GNMA Pool #443216                                                   8.000    07/15/27           46,461           50,521
   GNMA Pool #452827                                                   7.500    02/15/28           53,770           57,795
   GNMA Pool #457453                                                   7.500    10/15/27           20,469           22,038
   GNMA Pool #479743                                                   7.500    11/15/30          117,440          126,181
   GNMA Pool #511723                                                   7.500    10/15/30          128,036          137,566

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (79.3%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (31.1%) (CONTINUED)
   GNMA Pool #511778                                                   7.500%   11/15/30   $      158,389   $      170,178
   GNMA Pool #529534                                                   8.000    08/15/30           17,895           19,433
   GNMA Pool #540356                                                   7.000    05/15/31          186,789          198,593
   GNMA Pool #542083                                                   7.000    01/15/31           21,845           23,226
   GNMA Pool #552466                                                   6.500    03/15/32          253,115          266,761
   GNMA Pool #570323                                                   6.000    02/15/32           37,778           39,212
   GNMA Pool #574395                                                   6.000    01/15/32        1,324,523        1,374,789
   GNMA Pool #577653                                                   6.000    08/15/32          303,405          314,920
   GNMA Pool #585467                                                   6.000    08/15/32          674,792          700,401
   GNMA Pool #591025                                                   6.500    10/15/32          758,461          799,354
   PSE&G Transition Funding, LLC 2001-1 A3                             5.980    06/15/08        1,000,000        1,027,638
   Vende Mortgage Trust 2001-3J                                        6.500    05/15/08          736,288          758,505
                                                                                                            --------------
                                                                                                                44,071,920
                                                                                                            --------------
  CORPORATE OBLIGATIONS (35.1%)
   Airlines (0.9%)
    Continental Airlines, Inc.                                         6.545    02/02/19          674,550          670,574
    United Airlines                                                    7.190    04/01/11          687,104          624,746
                                                                                                            --------------
                                                                                                                 1,295,320
                                                                                                            --------------
   Auto Components (0.3%)
    Johnson Controls, Inc.                                             5.000    11/15/06          500,000          513,547
                                                                                                            --------------
   Beverages (0.9%)
    Anheuser-Busch Cos., Inc.                                          6.750    12/15/27          400,000          467,897
    Bottling Group LLC                                                 2.450    10/16/06          800,000          788,110
                                                                                                            --------------
                                                                                                                 1,256,007
                                                                                                            --------------
   Chemicals (0.5%)
    Praxair, Inc.                                                      6.625    10/15/07          700,000          752,970
                                                                                                            --------------
   Commercial Banks (0.6%)
    Bank One NA Illinois                                               5.500    03/26/07          800,000          833,952
                                                                                                            --------------
   Commercial Services & Supplies (0.9%)
    Waste Management, Inc.                                             6.875    05/15/09        1,100,000        1,219,931
                                                                                                            --------------
   Communication Equipment (0.7%)
    Motorola Corp.                                                     7.625    11/15/10          800,000          929,088
                                                                                                            --------------
   Diversified Telecommunications Services (3.3%)
    Comcast Corp.                                                      6.500    01/15/15          800,000          890,914
    Deutsche Telekom International                                     5.250    07/22/13          600,000          618,223
    Intelsat Ltd. Series 144A                                          6.500    11/01/13          800,000          729,183
    Qwest Corp. Series 144A                                            9.125    03/15/12          600,000          696,000
    Sprint Capital Corp.                                               8.750    03/15/32          800,000        1,069,127
    Verizon Communications                                             6.940    04/15/28          600,000          670,265
                                                                                                            --------------
                                                                                                                 4,673,712
                                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (79.3%) (CONTINUED)
  CORPORATE OBLIGATIONS (35.1%) (CONTINUED)
   Electric Utility (3.5%)
    AEP Texas Central Co.                                              3.000%   02/15/05   $    1,000,000   $    1,000,531
    Centerpoint Energy                                                 6.500    02/01/08        1,000,000        1,072,999
    Entergy Gulf States, Inc.                                          4.875    11/01/11          650,000          645,533
    Hydro-Quebec                                                       8.050    07/07/24          550,000          747,419
    Pacific Gas & Electric                                             4.200    03/01/11          700,000          693,046
    Westar Energy, Inc.                                                6.000    07/01/14          700,000          753,907
                                                                                                            --------------
                                                                                                                 4,913,435
                                                                                                            --------------
   Electronic Parts and Equipment (0.5%)
    Arrow Electronics Inc.                                             6.875    07/01/13          700,000          769,793
                                                                                                            --------------
   Finance Companies (4.2%)
    CIT Group, Inc.                                                    5.500    11/30/07          700,000          733,265
    Encana Holdings Financial Corp.                                    5.800    05/01/14          800,000          854,413
    Ford Motor Credit Corp.                                            7.000    10/01/13          800,000          849,496
    Ford Motor Credit Corp.                                            7.600    08/01/05          700,000          716,437
    General Motors Acceptance Corp.                                    6.875    09/15/11        1,200,000        1,231,389
    Household Finance Corp.                                            6.500    01/24/06          700,000          723,822
    PEMEX Master Trust                                                 8.625    02/01/22          700,000          816,200
                                                                                                            --------------
                                                                                                                 5,925,022
                                                                                                            --------------
   Food Products (1.3%)
    ConAgra Foods, Inc.                                                6.750    09/15/11          800,000          901,287
    Kellogg Co.                                                        6.000    04/01/06          850,000          876,629
                                                                                                            --------------
                                                                                                                 1,777,916
                                                                                                            --------------
   Health Care Equipment & Services (0.7%)
    Hospira, Inc.                                                      5.900    06/15/14        1,000,000        1,052,812
                                                                                                            --------------
   Health Care Providers & Services (2.0%)
    Beckman Coulter, Inc.                                              7.450    03/04/08          500,000          551,272
    HCA, Inc.                                                          6.950    05/01/12          900,000          948,974
    Service Corp. International                                        6.875    10/01/07        1,300,000        1,360,125
                                                                                                            --------------
                                                                                                                 2,860,371
                                                                                                            --------------
   Insurance (1.0%)
    Nationwide Financial Services                                      6.250    11/15/11          700,000          764,266
    Protective Life US Funding Series 144A                             5.875    08/15/06          700,000          727,591
                                                                                                            --------------
                                                                                                                 1,491,857
                                                                                                            --------------
   Media (2.2%)
    AOL Time Warner, Inc.                                              6.875    05/01/12          900,000        1,026,470
    Cox Enterprises, Inc. Series 144A                                  8.000    02/15/07          700,000          753,274
    Reed Elsevier Capital                                              6.125    08/01/06          600,000          622,322
    Viacom, Inc.                                                       4.625    05/15/18          800,000          749,086
                                                                                                            --------------
                                                                                                                 3,151,152
                                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (79.3%) (CONTINUED)
  CORPORATE OBLIGATIONS (35.1%) (CONTINUED)
   Oil & Gas-Production/Pipeline (4.6%)
    Amerada Hess Corp.                                                 7.300%   08/15/31   $      800,000   $      895,255
    El Paso Natural Gas Series 144A                                    7.625    08/01/10          700,000          770,000
    Enterprise Products OPER                                           5.600    10/15/14          700,000          707,529
    KERR-MCGEE Corp.                                                   6.875    09/15/11          700,000          789,324
    Kinder Morgan Energy Partners                                      5.000    12/15/13          800,000          800,832
    Magellan Midstream Partners                                        5.650    10/15/16          800,000          810,572
    Pioneer Natural Resource                                           6.500    01/15/08          600,000          643,599
    Southwestern Energy Co.                                            7.125    10/10/17          500,000          497,031
    Union Pacific Resources                                            7.050    05/15/18          600,000          684,361
                                                                                                            --------------
                                                                                                                 6,598,503
                                                                                                            --------------
   Paper & Forest Products (1.3%)
    Abitibi-Consolidated, Inc.                                         8.850    08/01/30          800,000          808,000
    Weyerhaeuser Co.                                                   6.750    03/15/12          900,000        1,015,615
                                                                                                            --------------
                                                                                                                 1,823,615
                                                                                                            --------------
   Personal Products (0.8%)
    Gillette Co.                                                       3.500    10/15/07        1,000,000        1,002,044
                                                                                                            --------------
   Pharmaceuticals (0.8%)
    Wyeth                                                              5.500    03/15/13        1,100,000        1,145,137
                                                                                                            --------------
   Real Estate (0.5%)
    Simon Property Group LP Series 144A                                3.750    01/30/09          700,000          689,551
                                                                                                            --------------
   Miscellaneous (3.6%)
    iShares GS $ InvesTop Corporate Bond Fund                             --          --           24,275        2,707,391
    Morgan Stanley Tracers Variable Series 144A                        5.878    03/01/07        1,160,000        1,202,030
    Morgan Stanley Tracers Variable Series 144A                        7.235    09/15/11        1,110,000        1,261,751
                                                                                                            --------------
                                                                                                                 5,171,172
                                                                                                            --------------
     Total long-term notes and bonds (cost: $109,644,668)                                                      112,473,631
                                                                                                            --------------
SHORT-TERM NOTES AND BONDS (14.7%)
  COMMERCIAL PAPERS (9.0%)
   Consumer Finance (7.6%)
    American Express Credit Corp.                                      2.260    01/07/05        2,500,000        2,499,058
    American International Group Funding, Inc.                         2.310    01/21/05        2,200,000        2,197,177
    General Electric Capital Corp.                                     5.500    01/07/05        3,000,000        2,998,861
    General Electric Capital Corp.                                     2.300    01/21/05        1,000,000          998,722
    Toytoa Motor Credit Corp.                                          2.375    01/13/05        2,000,000        2,000,058
                                                                                                            --------------
                                                                                                                10,693,876
                                                                                                            --------------
   Oil & Gas (1.4%)
    Chevron Texaco Corp.                                               2.200    01/04/05        2,000,000        1,999,633
                                                                                                            --------------
    Total commercial papers (cost: $12,693,499)                                                                 12,693,509
                                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
SHORT-TERM NOTES AND BONDS (14.7%) (CONTINUED)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.9%)
    FHLB                                                               2.180%   01/05/05   $    2,000,000   $    1,999,760
    FNMA                                                               2.290    02/07/05        3,000,000        2,993,394
    Freddie DN 2/1/05 Series RB                                        2.610    02/01/05        2,000,000        1,996,350
                                                                                                            --------------
                                                                                                                 6,989,504
                                                                                                            --------------
  VARIABLE RATE DEMAND NOTES (0.8%)**
    CORP Finance Managers (backed by 5/3rd Bank LOC)                   2.560    02/02/43          500,000          500,000
    Montrose Country Colorado Economic
     (backed by 5/3rd Bank LOC)                                        2.560    06/01/10          700,000          700,000
                                                                                                            --------------
                                                                                                                 1,200,000
                                                                                                            --------------
     Total short-term notes and bonds (cost: $20,881,458)                                                       20,883,013
                                                                                                            --------------

                                                                                               SHARES
                                                                                           --------------
  MONEY MARKET MUTUAL FUNDS (5.2%)
    Federated Investors Prime Obligation                                                        4,839,206        4,839,206
    Goldman Sachs Financial Square Funds                                                        2,550,000        2,550,000
                                                                                                            --------------
     Total money market mutual funds (cost: $7,389,206)                                                          7,389,206
                                                                                                            --------------
  MUTUAL FUNDS (0.8%)
    Federated High Yield Bond                                                                      92,891          578,709
    Neuberger Berman High Income Bond Fund                                                         50,755          482,680
                                                                                                            --------------
     Total mutual funds (cost: $989,172)                                                                         1,061,389
                                                                                                            --------------
  CASH AND CASH EQUIVALENTS (0.0%)
    BONY Cash Reserve                                                                              59,562           59,562
                                                                                                            --------------
     Total cash and cash equivalents (cost: $59,562)

  TOTAL INVESTMENTS (COST: $138,964,066)                                                                    $  141,866,801
                                                                                                            ==============

**VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN EFFECT AT DECEMBER 31, 2004. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

THE INTEREST RATES FOR SHORT-TERM NOTES REFLECT THE YIELDS FOR THOSE SECURITIES.

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                          DECEMBER 31, 2004 (UNAUDITED)

                  INDUSTRY                          % OF TOTAL INVESTMENTS
--------------------------------------------------  ----------------------
   Commercial Paper                                          9.0%
   Corporate Obligations                                    35.1
   Money Market Mutual Funds                                 5.2
   Mortgage-Backed and Asset-Backed Securities              31.1
   Mutual Funds                                              0.8
   U.S. Government & Agency Obligations                     18.0
   Variable Rate Demand Notes                                0.8
   Cash and Cash Equivalents                                 0.0
                                                           -----
   TOTAL INVESTMENTS                                       100.0%
                                                           =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                                DECEMBER 31, 2004

                             DESCRIPTION                                        SHARES          VALUE
--------------------------------------------------------------------------   -----------   ---------------
COMMON STOCKS (65.1%)
  Aerospace & Defense (1.8%)
   General Dynamics Corp.                                                         15,300   $     1,600,380
   Precision Castparts Corp.                                                      30,350         1,993,388
                                                                                           ---------------
                                                                                                 3,593,768
                                                                                           ---------------
  Apparel (7.2%)
   Columbia Sportswear Co.*                                                       42,300         2,521,503
   Kellwood Co.                                                                   70,800         2,442,600
   Liz Claiborne, Inc.                                                            53,700         2,266,677
   Reebok International, Ltd.                                                     78,600         3,458,400
   Wolverine World Wide, Inc.                                                    123,900         3,892,938
                                                                                           ---------------
                                                                                                14,582,118
                                                                                           ---------------
  Automotive Components (1.7%)
   Magna International, Inc.                                                      36,800         3,037,840
   TBC Corp.*                                                                     18,490           514,022
                                                                                           ---------------
                                                                                                 3,551,862
                                                                                           ---------------
  Cement & Aggregates (2.1%)
   Lafarge North America, Inc.                                                    82,500         4,233,900
                                                                                           ---------------
  Chemicals (0.9%)
   Dow Chemical Co.                                                               35,800         1,772,458
                                                                                           ---------------
  Computer Hardware & Software (4.4%)
   Autodesk, Inc.                                                                153,400         5,821,530
   Hewlett-Packard Co.                                                           151,667         3,180,457
                                                                                           ---------------
                                                                                                 9,001,987
                                                                                           ---------------
  Consumer Products (0.7%)
   Helen of Troy, Ltd.*                                                           42,200         1,418,342
                                                                                           ---------------
  Diversified Financial Services (6.1%)
   Aegon NV                                                                       65,300           895,263
   Citigroup, Inc.                                                                39,028         1,880,369
   Federated Investors, Inc.                                                      75,700         2,301,280
   Investment Technology
    Group, Inc.*                                                                 120,500         2,410,000
   JPMorgan Chase & Co.                                                           83,140         3,243,291
   Washington Mutual, Inc.                                                        42,907         1,814,108
                                                                                           ---------------
                                                                                                12,544,311
                                                                                           ---------------
  Diversified Manufacturing (4.1%)
   Carlisle Cos., Inc.                                                            63,500         4,122,420
   Crane Co.                                                                      41,000         1,182,440
   Trinity Industries, Inc.                                                       89,550         3,051,864
                                                                                           ---------------
                                                                                                 8,356,724
                                                                                           ---------------
  Electrical Equipment (3.8%)
   American Power Conversion                                                     175,700   $     3,759,980
   Baldor Electric Co.                                                           144,100         3,967,073
                                                                                           ---------------
                                                                                                 7,727,053
                                                                                           ---------------
  Health Care (4.3%)
   McKesson Corp.                                                                 81,500         2,563,990
   Merck & Co., Inc.                                                              19,900           639,586
   Pfizer, Inc.                                                                  105,300         2,831,517
   Priority Healthcare Corp.,
    Class B*                                                                     127,100         2,766,967
                                                                                           ---------------
                                                                                                 8,802,060
                                                                                           ---------------
  Home Furnishings (2.5%)
   Furniture Brands
    International, Inc.                                                           98,650         2,471,183
   La-Z-Boy, Inc.                                                                165,050         2,536,818
                                                                                           ---------------
                                                                                                 5,008,001
                                                                                           ---------------
  Industrial Conglomerates (1.1%)
   General Electric Co.                                                           64,400         2,350,600
                                                                                           ---------------
  Metals & Mining (1.2%)
   Alcoa, Inc                                                                     80,200         2,519,884
                                                                                           ---------------
  Oil & Oil Services (5.3%)
   Royal Dutch Petroleum Co.                                                      62,650         3,594,857
   Tidewater, Inc.                                                                82,950         2,953,850
   Valero Energy Corp.                                                            94,800         4,303,920
                                                                                           ---------------
                                                                                                10,852,627
                                                                                           ---------------
  Paper and Forest Products (1.8%)
   Wausau-Mosinee
   Paper Corp.                                                                   208,200         3,718,452
                                                                                           ---------------
  Recreation (4.2%)
   Brunswick Corp.                                                                97,100         4,806,450
   Mattel, Inc.                                                                  187,300         3,650,477
                                                                                           ---------------
                                                                                                 8,456,927
                                                                                           ---------------
  Restaurants (1.7%)
   Outback Steakhouse, Inc.                                                       41,100         1,881,558
   Ryan's Restaurant
    Group, Inc.*                                                                 101,500         1,565,130
                                                                                           ---------------
                                                                                                 3,446,688
                                                                                           ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             DESCRIPTION                                        SHARES          VALUE
--------------------------------------------------------------------------   -----------   ---------------
COMMON STOCKS (65.1%) (CONTINUED)
  Retail (3.3%)
   BJ's Wholesale Club, Inc.*                                                    107,800   $     3,140,214
   Home Depot, Inc.                                                               55,900         2,389,166
   Longs Drug Stores, Inc.                                                        45,700         1,259,949
                                                                                           ---------------
                                                                                                 6,789,329
                                                                                           ---------------
  Semiconductors (1.2%)
   Intel Corp.                                                                    37,200           870,108
   Texas Instruments, Inc.                                                        65,100         1,602,762
                                                                                           ---------------
                                                                                                 2,472,870
                                                                                           ---------------
  Telecommunication Services (4.1%)
   Nokia Corp. ADR                                                               196,500         3,079,155
   Sprint Corp.                                                                   53,400         1,326,990
   Telefonos de Mexico, Class L, ADR                                             100,200         3,839,664
                                                                                           ---------------
                                                                                                 8,245,809
                                                                                           ---------------
  Transportation (1.6%)
   Alexander & Baldwin, Inc.                                                      22,800           967,176
   Norfolk Southern Corp.                                                         30,000         1,085,700
   Werner Enterprises, Inc.                                                       48,800         1,104,832
                                                                                           ---------------
                                                                                                 3,157,708
                                                                                           ---------------
    Total common stocks (cost: $97,173,531)                                                    132,603,478
                                                                                           ---------------

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (19.8%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.4%)
   FHLB                                                                2.080%   06/21/05   $      400,000   $      398,947
   FNCL                                                                6.000    11/01/34        1,285,000        1,329,806
   Housing Urban Development                                           4.850    08/01/11          100,000          103,709
   Housing Urban Development                                           5.670    08/01/16          200,000          211,223
   Tennessee Valley Authority                                          6.250    12/15/17          100,000          113,009
   U.S. Treasury Bonds                                                 4.250    11/15/14        1,400,000        1,404,103
   U.S. Treasury Bonds                                                 5.250    02/15/29          175,000          183,627
   U.S. Treasury Bonds                                                 6.250    05/15/30          225,000          269,077
   U.S. Treasury Bonds                                                 6.750    08/15/26          200,000          249,531
   U.S. Treasury Notes                                                 2.000    05/15/06          475,000          469,545
   U.S. Treasury Notes                                                 2.625    05/15/08        1,700,000        1,662,548
   U.S. Treasury Notes                                                 5.500    05/15/09        1,150,000        1,244,157
   U.S. Treasury Notes                                                 5.625    02/15/06          125,000          128,906
   U.S. Treasury Notes                                                 6.000    08/15/09          300,000          330,961
   U.S. Treasury Notes                                                 7.000    07/15/06          750,000          795,410
                                                                                                            --------------
                                                                                                                 8,894,559
                                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (19.8%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (6.5%)
   FHLMC Gold Pool #A11823                                             5.000%   08/01/33   $      717,705   $      714,444
   FHLMC Gold Pool #A16641                                             5.500    12/01/33        1,203,086        1,223,692
   FHLMC Gold Pool #B12969                                             4.500    03/01/19        1,090,214        1,089,509
   FHLMC Gold Pool #C01086                                             7.500    11/01/30           34,158           36,623
   FHLMC Gold Pool #C01271                                             6.500    12/01/31           92,799           97,496
   FHLMC Gold Pool #C01302                                             6.500    11/01/31           52,573           55,234
   FHLMC Gold Pool #C01676                                             6.000    11/01/33          347,190          358,918
   FHLMC Gold Pool #C14872                                             6.500    09/01/28           43,161           45,390
   FHLMC Gold Pool #C61802                                             5.500    12/01/31          288,558          293,885
   FHLMC Gold Pool #C65255                                             6.500    03/01/32           51,800           54,409
   FHLMC Gold Pool #C65674                                             7.000    03/01/32           35,266           37,387
   FHLMC Gold Pool #C67071                                             6.500    05/01/32           88,155           92,751
   FHLMC Gold Pool #C68790                                             6.500    07/01/32          183,556          192,799
   FHLMC Gold Pool #C74741                                             6.000    12/01/32          149,509          154,705
   FHLMC Gold Pool #C79886                                             6.000    05/01/33          330,029          341,177
   FHLMC Gold Pool #E00543                                             6.000    04/01/13           57,271           60,094
   FHLMC Gold Pool #E00878                                             6.500    07/01/15           36,986           39,192
   FHLMC Gold Pool #E01007                                             6.000    08/01/16           80,243           84,075
   FHLMC Gold Pool #E77962                                             6.500    07/01/14           60,488           64,113
   FHLMC Gold Pool #E85127                                             6.000    08/01/16           56,951           59,671
   FHLMC Gold Pool #E85353                                             6.000    09/01/16          141,208          147,952
   FHLMC Gold Pool #E95159                                             5.500    03/01/18          296,553          306,658
   FHLMC Gold Pool #E95734                                             5.000    03/01/18        1,106,263        1,124,686
   FHLMC Gold Pool #E96115                                             5.000    05/01/18          496,416          504,683
   FHLMC Gold Pool #E97366                                             5.000    07/01/18          410,739          417,580
   FHLMC Pool #A14499                                                  6.000    10/01/33          393,277          406,562
   FHLMC Series 2370 Class PC CMO                                      6.000    07/15/30           66,377           67,048
   FHLMC Series 2424 Class OG CMO                                      6.000    03/15/17          500,000          527,028
   FHLMC Series 2715 Class NG CMO                                      4.500    12/15/18          750,000          729,458
   FHLMC Series 2835 Class MD CMO                                      4.500    08/15/19          150,000          144,018
   FNMA CMO 2002-86 KM CMO                                             5.000    12/25/17          350,000          355,861
   FNMA Pool #356565                                                   5.500    09/01/17          611,204          632,541
   FNMA Pool #545929                                                   6.500    08/01/32          181,524          190,588
   FNMA Pool #555591                                                   5.500    07/01/33          334,047          339,524
   FNMA Pool #574922                                                   6.000    04/01/16            6,874            7,210
   FNMA Pool #579170                                                   6.000    04/01/16          106,622          111,830
   FNMA Pool #584953                                                   7.500    06/01/31           21,140           22,657
   FNMA Pool #651220                                                   6.500    07/01/32           77,603           81,478
   FNMA Series 2003-120 Class BY CMO                                   4.000    12/25/18          300,000          280,010
   GNMA Pool #422407                                                   6.500    01/15/26            9,156            9,673
   GNMA Pool #424578                                                   6.500    04/15/26          111,592          117,886
   GNMA Pool #425983                                                   6.500    03/15/26           38,796           40,984
   GNMA Pool #431962                                                   6.500    05/15/26          145,206          153,396
   GNMA Pool #436741                                                   7.500    01/15/27           51,280           55,212
   GNMA Pool #443216                                                   8.000    07/15/27           24,304           26,428
   GNMA Pool #479743                                                   7.500    11/15/30          117,440          126,181
   GNMA Pool #511778                                                   7.500    11/15/30           61,978           66,591
   GNMA Pool #542083                                                   7.000    01/15/31          109,227          116,130

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (19.8%) (CONTINUED)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (6.5%) (CONTINUED)
   GNMA Pool #552466                                                   6.500%   03/15/32   $      118,120   $      124,489
   GNMA Pool #555179                                                   7.000    12/15/31           32,416           34,465
   GNMA Pool #570323                                                   6.000    02/15/32           15,111           15,685
   GNMA Pool #574395                                                   6.000    01/15/32          129,856          134,784
   PSE&G Transition Funding, LLC 2001-1 A3                             5.980    06/15/08          600,000          616,583
                                                                                                            --------------
                                                                                                                13,131,423
                                                                                                            --------------
  CORPORATE OBLIGATIONS (8.9%)
   Airlines (0.2%)
    Continental Airlines, Inc.                                         6.545    02/02/19          168,637          167,644
    United Airlines                                                    7.190    04/01/11          294,473          267,748
                                                                                                            --------------
                                                                                                                   435,392
                                                                                                            --------------
   Auto Components ( 0.1%)
    Johnson Controls, Inc.                                             5.000    11/15/06          200,000          205,419
                                                                                                            --------------
   Beverages (0.3%)
    Anheuser-Busch Cos., Inc.                                          6.750    12/15/27          450,000          526,384
    Bottling Group LLC                                                 2.450    10/16/06          200,000          197,028
                                                                                                            --------------
                                                                                                                   723,412
                                                                                                            --------------
   Chemicals (0.1%)
    Praxair, Inc.                                                      6.625    10/15/07          300,000          322,701
                                                                                                            --------------
   Commercial Banks (0.1%)
    Bank One NA Illinois                                               5.500    03/26/07          200,000          208,488
                                                                                                            --------------
   Commercial Services & Supplies (0.2%)
    Waste Management, Inc.                                             6.875    05/15/09          300,000          332,708
                                                                                                            --------------
   Communications Equipment (0.1%)
    Motorola Corp.                                                     7.625    11/15/10          200,000          232,272
                                                                                                            --------------
   Diversified Telecommunications Services (0.9%)
    Deutsche Telekom International                                     5.250    07/22/13          300,000          309,112
    Intelsat Ltd. Series 144A                                          6.500    11/01/13          200,000          182,296
    Qwest Corp. Series 144A                                            9.125    03/15/12          400,000          464,000
    Sprint Capital Corp.                                               8.750    03/15/32          400,000          534,563
    Verizon Communications                                             6.940    04/15/28          350,000          390,988
                                                                                                            --------------
                                                                                                                 1,880,959
                                                                                                            --------------
   Electric Utility (0.7%)
    Centerpoint Energy                                                 6.500    02/01/08          200,000          214,600
    Entergy Gulf States, Inc.                                          4.875    11/01/11          350,000          347,594
    Hydro-Quebec                                                       8.050    07/07/24          250,000          339,736
    Pacific Gas & Electric                                             4.200    03/01/11          300,000          297,020
    Westar Energy, Inc.                                                6.000    07/01/14          300,000          323,103
                                                                                                            --------------
                                                                                                                 1,522,053
                                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (19.8%) (CONTINUED)
  CORPORATE OBLIGATIONS (8.9%) (CONTINUED)
   Electronic Equipment & Instruments (0.2%)
    Arrow Electronics Inc.                                             6.875%   07/01/13   $      300,000   $      329,911
                                                                                                            --------------
   Finance Companies (1.0%)
    CIT Group, Inc.                                                    5.500    11/30/07          400,000          419,008
    Commercial Credit Co.                                              6.625    06/01/15           75,000           83,361
    Encana Holdings Financial Corp.                                    5.800    05/01/14          200,000          213,603
    Ford Motor Credit Corp.                                            7.000    10/01/13          200,000          212,374
    Ford Motor Credit Corp.                                            7.600    08/01/05          150,000          153,522
    General Motors Acceptance Corp.                                    6.875    09/15/11          300,000          307,847
    Household Finance Corp.                                            6.500    01/24/06          300,000          310,209
    PEMEX Master Trust                                                 8.625    02/01/22          300,000          349,801
                                                                                                            --------------
                                                                                                                 2,049,725
                                                                                                            --------------
   Food Products (0.3%)
    ConAgra Foods, Inc.                                                6.750    09/15/11          200,000          225,322
    Kellogg Co.                                                        6.000    04/01/06          300,000          309,398
                                                                                                            --------------
                                                                                                                   534,720
                                                                                                            --------------
   Health Care Equipment & Services (0.2%)
    Hospira, Inc.                                                      5.900    06/15/14          300,000          315,844
                                                                                                            --------------
   Health Care Providers & Services (0.3%)
    Beckman Coulter, Inc.                                              7.450    03/04/08          150,000          165,382
    HCA, Inc.                                                          6.950    05/01/12          300,000          316,324
    Service Corp. International                                        6.875    10/01/07          200,000          209,250
                                                                                                            --------------
                                                                                                                   690,956
                                                                                                            --------------
   Insurance (0.3%)
    Nationwide Financial Services                                      6.250    11/15/11          300,000          327,542
    Protective Life US Funding Series 144A                             5.875    08/15/06          300,000          311,825
                                                                                                            --------------
                                                                                                                   639,367
                                                                                                            --------------
   Media (0.9%)
    AOL Time Warner, Inc.                                              6.875    05/01/12          400,000          456,208
    Comcast Corp.                                                      6.500    01/15/15          400,000          445,457
    Cox Enterprises, Inc. Series 144A                                  8.000    02/15/07          300,000          322,832
    Reed Elsevier Capital                                              6.125    08/01/06          400,000          414,881
    Viacom, Inc.                                                       4.625    05/15/18          200,000          187,272
                                                                                                            --------------
                                                                                                                 1,826,650
                                                                                                            --------------
   Oil & Gas (1.4%)
    Amerada Hess Corp.                                                 7.300    08/15/31          400,000          447,628
    El Paso Natural Gas Series 144A                                    7.625    08/01/10          300,000          330,000
    Enterprise Products OPER                                           5.600    10/15/14          300,000          303,227
    KERR-MCGEE Corp.                                                   6.875    09/15/11          300,000          338,282
    Kinder Morgan Energy Partners                                      5.000    12/15/13          500,000          500,520

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
LONG-TERM NOTES AND BONDS (19.8%) (CONTINUED)
  CORPORATE OBLIGATIONS (8.9%) (CONTINUED)
   Oil & Gas (1.4%) (CONTINUED)
    Magellan Midstream Partners                                        5.650%   10/15/16   $      200,000   $      202,643
    Pioneer Natural Resource                                           6.500    01/15/08          400,000          429,066
    Union Pacific Resources                                            7.050    05/15/18          250,000          285,151
                                                                                                            --------------
                                                                                                                 2,836,517
                                                                                                            --------------
   Paper & Forest Products (0.3%)
    Abitibi-Consolidated, Inc.                                         8.850    08/01/30          200,000          202,000
    Weyerhaeuser Co.                                                   6.750    03/15/12          300,000          338,538
                                                                                                            --------------
                                                                                                                   540,538
                                                                                                            --------------
   Pharmaceuticals (0.2%)
    Wyeth                                                              5.500    03/15/13          300,000          312,310
                                                                                                            --------------
   Real Estate (0.3%)
    New Plan                                                           7.400    09/15/09          200,000          223,731
    Simon Property Group LP Series 144A                                3.750    01/30/09          300,000          295,522
                                                                                                            --------------
                                                                                                                   519,253
                                                                                                            --------------
   Miscellaneous (0.8%)
    IShares GS $InvesTop Corporate Bond Fund                               -           -           10,975        1,224,042
    Morgan Stanley Tracers Variable Series 144A                        5.878    03/01/07          290,000          300,507
    Morgan Stanley Tracers Variable Series 144A                        7.235    09/15/11          210,000          238,710
                                                                                                            --------------
                                                                                                                 1,763,259
                                                                                                            --------------

     Total corporate obligations                                                                                18,222,454
                                                                                                            --------------

   Total long-term notes and bonds (cost: $39,140,262)                                                          40,248,436
                                                                                                            --------------
SHORT-TERM NOTES AND BONDS (7.0%)
  COMMERCIAL PAPER (6.7%)
   Consumer Finance (5.0%)
    American General Finance Corp.                                     2.310    01/12/05        1,000,000          999,294
    American International Group Funding, Inc.                         2.380    01/07/05        2,700,000        2,698,930
    American International Group Funding, Inc.                         2.290    01/14/05        2,500,000        2,497,933
    General Electric Capital Corp.                                     5.500    01/07/05        2,000,000        1,999,240
    General Electric Capital Corp.                                     2.300    01/21/05        2,000,000        1,997,444
                                                                                                            --------------
                                                                                                                10,192,841
                                                                                                            --------------
   Oil & Gas (1.7%)
    Chevron Texaco Corp.                                               2.200    01/14/05        2,500,000        2,498,014
    Chevron Texaco Corp.                                               2.200    01/21/05        1,000,000          998,778
                                                                                                            --------------
                                                                                                                 3,496,792
                                                                                                            --------------

     Total commercial paper (cost $13,689,633)                                                                  13,689,633
                                                                                                            --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                    INTEREST    MATURITY     PRINCIPAL
                           DESCRIPTION                                RATE        DATE         AMOUNT           VALUE
-----------------------------------------------------------------   --------    --------   --------------   --------------
SHORT-TERM NOTES AND BONDS (7.0%) (CONTINUED)
  VARIABLE RATE DEMAND NOTES (0.3%)**
   CORP Finance Managers (backed by 5/3rd Bank LOC)                    2.560%   02/02/43   $      200,000   $      200,000
   Montrose Country Colorado Economic
    (backed by 5/3rd Bank LOC)                                         2.560    06/01/10          300,000          300,000
                                                                                                            --------------
                                                                                                                   500,000
                                                                                                            --------------

    Total short-term notes and bonds (cost: $14,189,633)                                                        14,189,633
                                                                                                            --------------

                                                                                               SHARES           VALUE
                                                                                           --------------   --------------
  MONEY MARKET MUTUAL FUNDS (6.3%)
   Federated Investors Prime Obligation                                                         6,778,272        6,778,272
   Goldman Sachs Financial Square Funds                                                         6,122,900        6,122,900
                                                                                                            --------------

    Total money market mutual funds (cost: $12,901,172)                                                         12,901,172
                                                                                                            --------------
  MUTUAL FUNDS (1.8%)
   Federated High Yield Bond                                                                       16,508          102,842
   iShares Russell 1000 Value Index Fund                                                            8,500          564,145
   iShares Trust Russell 1000 Growth Index Fund                                                    57,600        2,831,039
   Neuberger Berman High Income Bond Fund                                                          15,208          144,626
                                                                                                            --------------

    Total mutual funds (cost: $3,472,772)                                                                        3,642,652
                                                                                                            --------------
  CASH AND CASH EQUIVALENTS (0.0%)
   BONY Cash Reserve                                                                               35,515           35,515
                                                                                                            --------------
    Total cash and cash equivalents (cost: $35,515)

  TOTAL INVESTMENTS (COST: $166,912,885)                                                                    $  203,620,886
                                                                                                            ==============

* NON-INCOME PRODUCING SECURITIES.
**VARIABLE RATE INVESTMENT. THE RATE SHOWN REPRESENTS THE RATE IN EFFECT AT DECEMBER 31, 2004. THE NOTES CONTAIN A DEMAND FEATURE THAT ALLOWS THE NOTES TO BE PUT BACK TO THE REMARKETING AGENT AT PAR UPON SEVEN DAYS NOTICE.

THE INTEREST RATES FOR SHORT-TERM NOTES REFLECT THE YIELDS FOR THOSE SECURITIES.

PERCENTAGES SHOWN ARE BASED ON TOTAL INVESTMENT AT VALUE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                          DECEMBER 31, 2004 (UNAUDITED)

   INDUSTRY                                                % OF TOTAL INVESTMENTS
-----------------------------------------------------      ----------------------
   Commercial Paper                                                 6.7%
   Common Stocks                                                   65.1
   Corporate Obligations                                            8.9
   Money Market Mutual Funds                                        6.3
   Mortgage-Backed and Asset-Backed Securities                      6.5
   Mutual Funds                                                     1.8
   U.S. Government & Agency Obligations                             4.4
   Variable Rate Demand Notes                                       0.3
   Cash and Cash Equivalents                                        0.0
                                                                  -----

   TOTAL INVESTMENTS                                              100.0%
                                                                  =====

                          NOTES TO FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the same investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, and Asset Director Portfolio, hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

     ADVISOR CLASS SHARES

     Effective March 31, 2003, the Fund began offering a new class of shares (the "Advisor Class") in addition to its existing class of shares (the "Class O" shares). The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the 12b-1 distribution plan.

     DISTRIBUTION AND SERVICING (12b-1) PLAN

     Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

     INVESTMENTS

     Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term notes are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates value.

     The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

     Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

     Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME AND EXPENSE

     Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis, and allocated to the share classes based on net assets or another appropriate allocation method, except distribution fees are allocated only to the Advisor classes.

     FOREIGN CURRENCY TRANSACTIONS

     The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies, if any, are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of Portfolio securities, if any, are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     There are no outstanding forward foreign currency exchange contracts at December 31, 2004.

     TAXES

     The Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

     DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   RELATED PARTY TRANSACTIONS

     The Fund has an investment advisory agreement with AUL to act as its investment advisor.

     Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

          Value                   0.50%
          Money Market            0.40%
          Investment Grade Bond   0.50%
          Asset Director          0.50%

     AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.30% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% (1.30% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through December 31, 2004, no expenses have been waived.

     AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred during the year ended December 31, 2004 were $3,451,221.

     The Fund pays each non-AUL affiliated Director an annual fee of $7,500 and an additional $1,000 for each Board of Directors meeting attended. The Fund also pays the Chairman of the Board of Directors an additional $5,000 annual fee. Committee members are paid $450 for each meeting attended and Committee Chairs receive an annual fee of $1,000. The total expenses incurred during the year ended December 31, 2004 were $39,260. The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL to pay Authorized Firms for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the year ended December 31, 2004 for all portfolios is $21,025. Effective November 1, 2004, the American United Life Pooled Equity Separate Account, American United Life Pooled Short-Term Separate Account, and the American United Life Pooled Fixed Income Separate Account (collectively, the "AUL Pooled Separate Accounts") became shareholders of the OneAmerica Funds, Inc. Value Portfolio - Class O, Money Market Portfolio - Class O, and Investment Grade Bond Portfolio - Class O (collectively, the "Portfolios"), respectively. This was accomplished by issuing shares of the Portfolios in exchange for the net assets of the AUL Pooled Separate Accounts as of the close of business October 29, 2004. The OneAmerica Funds, Inc. Value Portfolio issued 3,108,595 Class O shares in exchange for the AUL Pooled Equity Separate Account net assets of $72,312,134, the OneAmerica Funds, Inc. Money Market Portfolio issued 7,283,032 Class O shares in exchange for the AUL Pooled Short-Term Separate Account net assets of $7,283,032, and the OneAmerica Investment Grade Bond Portfolio issued 1,663,846 Class O shares in exchange for the AUL Pooled Fixed Income Separate Account net assets of $19,110,932. The aggregate net assets of the OneAmerica Funds, Inc. Value, Money Market, and Investment Grade Bond Class O Portfolios immediately before the transaction were $221,461,987, $188,035,299, and $121,685,348, respectively. The AUL Pooled Separate Accounts continue to exist investing solely in shares of the Portfolios.

3.   AGREEMENTS WITH BANKS

     The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant.

4.   INVESTMENT TRANSACTIONS

     Purchases (including transactions described in Note 2) and sales of investment securities (excluding short-term securities and money market mutual funds) during the year ended December 31, 2004, were:

                                                                        PORTFOLIO
                                            -----------------------------------------------------------------
                                                                                INVESTMENT
                                                 VALUE        MONEY MARKET      GRADE BOND     ASSET DIRECTOR
                                            --------------   --------------   --------------   --------------
     Common Stock:
      Purchases                             $  118,660,527   $            -   $            -   $   28,406,580
      Proceeds from sales                       39,689,234                -                -       24,743,186
     Corporate Bonds:
      Purchases                                          -                -       25,546,095        8,936,831
      Proceeds from sales and maturities                 -                -       16,547,413        4,523,520
     Government Bonds:
      Purchases                                          -                -       37,742,667       18,249,886
      Proceeds from sales and maturities                 -                -       51,719,089       20,435,818

5.   Authorized Capital Shares

     The Fund has 600,000,000 authorized shares of $.001 par value capital stock, which includes 18,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

          Value Portfolio - Class O                                12,000,000
          Value Portfolio - Advisor Class                          12,000,000
          Money Market Portfolio - Class O                        400,000,000
          Money Market Portfolio - Advisor Class                   80,000,000
          Investment Grade Bond Portfolio - Class O                18,000,000
          Investment Grade Bond Portfolio - Advisor Class          12,000,000
          Asset Director Portfolio Portfolio - Class O             36,000,000
          Asset Director Portfolio Portfolio - Advisor Class       12,000,000
                                                               --------------
                                                                  582,000,000
                                                               ==============

     Subsequent to December 31, 2004, the Board of Directors, at a meeting duly convened and held on February 7, 2005, adopted a resolution authorizing the Fund to increase the number of shares authorized to be issued by certain portfolios, so that immediately after the effectiveness of these Articles Supplementary, the Fund has authority to issue 620,000,000 shares of Common Stock, par value of $.001 and aggregate par value of $620,000. The Value Portfolio - Class O authorized shares will increase from 12,000,000 to 25,000,000 and the Investment Grade Bond Portfolio - Class O authorized shares will increase from 18,000,000 to 25,000,000. The number of authorized shares for all other portfolios will remain unchanged.

6.   UNREALIZED APPRECIATION (DEPRECIATION)

     Unrealized appreciation (depreciation) for tax purposes at December 31, 2004, is:

                                                                                                      NET
                                                                                                  UNREALIZED
                                               FEDERAL         UNREALIZED       UNREALIZED       APPRECIATION/
                                               TAX COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                            --------------   --------------   --------------    --------------
Value                                       $  266,829,847   $   64,976,441   $   (1,998,353)   $   62,978,088
Money Market                                   194,405,418                -                -                 -
Investment Grade Bond                          138,964,603        3,192,511         (290,313)        2,902,198
Asset Director                                 166,947,884       38,552,196       (1,879,194)       36,673,002

     The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2004, is as follows:

          Value                                                $    88,008
          Investment Grade Bond                                        537
          Asset Director                                            34,999

7.   SHAREHOLDERS

     Shares outstanding at December 31, 2004, are:

                                                                    PORTFOLIO
                                        -----------------------------------------------------------------
                                                      VALUE                        MONEY MARKET
                                        -------------------------------   -------------------------------
                                            CLASS O      ADVISOR CLASS        CLASS O      ADVISOR CLASS
                                        --------------   --------------   --------------   --------------
     AUL American Unit Trust                 3,826,230                8       30,732,664                -
     AUL Group Retirement
       Annuity Separate Account II           3,405,917           85,316      128,361,063        4,148,236
     AUL Pooled Separate Account             3,275,654                -        6,910,128                -
     AUL American Individual
       Unit Trust                              619,069                -        3,653,105                -
     AUL American Individual
       Variable Annuity Unit Trust           2,002,129                -       17,780,499                -
     AUL American Individual
       Variable Life Unit Trust                325,188                -        3,151,873                -
                                        --------------   --------------   --------------   --------------
                                            13,454,187           85,324      190,589,332        4,148,236
                                        ==============   ==============   ==============   ==============

                                                                    PORTFOLIO
                                        -----------------------------------------------------------------
                                              INVESTMENT GRADE BOND                ASSET DIRECTOR
                                        -------------------------------   -------------------------------
                                            CLASS O       ADVISOR CLASS       CLASS O      ADVISOR CLASS
                                        --------------   --------------   --------------   --------------
     AUL American Unit Trust                 2,725,715            7,554        3,234,331           19,271
     AUL Group Retirement
       Annuity Separate Account II           5,268,089          196,938        3,857,190          356,494
     AUL Pooled Separate Account             1,772,905                -                -                -
     AUL American Individual
       Unit Trust                              475,639                -          695,382                -
     AUL American Individual
       Variable Annuity Unit Trust           2,089,127                -        2,939,957                -
     AUL American Individual
       Variable Life Unit Trust                 342,225               -          457,980                -
                                        --------------   --------------   --------------   --------------
                                            12,673,700          204,492       11,184,840          375,765
                                        ==============   ==============   ==============   ==============

8.   FEDERAL TAX INFORMATION

     The tax components of dividends paid for the years ending December 31, 2004 and December 31, 2003 were as follows:

                                                     VALUE                          MONEY MARKET
                                        -------------------------------   -------------------------------
                                           12/31/04         12/31/03         12/31/04         12/31/03
                                        --------------   --------------   --------------   --------------
     Ordinary income                    $    2,274,865   $    1,476,666   $    1,661,472   $    1,415,704
     Long-term capital gains                13,700,636            1,169                -                -



                                             INVESTMENT GRADE BOND                ASSET DIRECTOR
                                        -------------------------------   -------------------------------
                                           12/31/04         12/31/03         12/31/04         12/31/03
                                        --------------   --------------   --------------   --------------
     Ordinary income                    $    5,171,735   $    5,537,656   $    3,194,425   $    2,605,457
     Long-term capital gains                         -                -        8,164,141                -

     As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                            INVESTMENT
                                             VALUE        MONEY MARKET      GRADE BOND     ASSET DIRECTOR
                                        --------------   --------------   --------------   --------------
     Undistributed ordinary income      $       83,415   $           40   $       11,015   $       13,693
     Undistributed long-term gain            4,800,582                -                -        1,768,301

     As of December 31, 2004, for federal income tax purposes, the Investment Grade Bond Portfolio has a capital loss carryforward of $524,196 expiring in 2011. Capital loss carryforward used by the Investment Grade Bond Portfolio in 2004 was $216,078.

9.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                          VALUE PORTFOLIO - CLASS O
                                                   ----------------------------------------------------------------------
                                                                               FOR YEARS ENDED
                                                   ----------------------------------------------------------------------
                                                    DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                      2004           2003           2002           2001           2000
                                                   ----------     ----------     ----------     ----------     ----------
          PER SHARE OPERATING PERFORMANCE:
          Net investment income*                   $     0.23     $     0.19     $     0.19     $     0.24     $     0.30
          Net gain (loss) on investments                 3.10           5.78          (1.47)          1.77           2.51
                                                   ----------     ----------     ----------     ----------     ----------
            Total from investment operations             3.33           5.97          (1.28)          2.01           2.81
                                                   ----------     ----------     ----------     ----------     ----------

          Shareholder distributions
            Net investment income                       (0.18)         (0.18)         (0.18)         (0.23)         (0.30)
            Realized gain                               (1.07)             -          (0.53)         (0.96)         (1.00)
            Return of capital                               -              -          (0.02)             -              -
                                                   ----------     ----------     ----------     ----------     ----------

          Net increase (decrease)                        2.08           5.79          (2.01)          0.82           1.51
          Net asset value at beginning of period        22.17          16.38          18.39          17.57          16.06
                                                   ----------     ----------     ----------     ----------     ----------
          Net asset value at end of period         $    24.25     $    22.17     $    16.38     $    18.39     $    17.57
                                                   ==========     ==========     ==========     ==========     ==========

          TOTAL RETURN                                   15.0%          36.5%          (7.0%)         11.3%          17.7%

          SUPPLEMENTAL DATA:
          Net assets, end of period (000)          $  326,227     $  192,940     $  127,527     $  114,629     $   92,089

          Ratio to average net assets:
            Expenses                                     0.60%          0.60%          0.57%          0.62%          0.64%
            Net investment income                        1.00%          1.01%          1.05%          1.26%          1.86%

          Portfolio turnover rate                          19%            30%            11%            18%            19%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                              VALUE PORTFOLIO - ADVISOR CLASS
                                                            -----------------------------------
                                                                                     FOR THE
                                                                                     PERIOD
                                                                FOR THE YEAR     MARCH 31, 2003
                                                                   ENDED           THROUGH****
                                                               DEC. 31, 2004      DEC. 31, 2003
                                                               -------------     --------------
          PER SHARE OPERATING PERFORMANCE:
          Net investment income*                               $        0.18     $         0.10
          Net gain (loss) on investments                                3.06               6.62
                                                               -------------     --------------
            Total from investment operations                            3.24               6.72
                                                               -------------     --------------

          Shareholder distributions
            Net investment income                                      (0.15)             (0.12)
            Realized gain                                              (1.07)                 -
            Return of capital                                              -                  -
                                                               -------------     --------------

          Net increase (decrease)                                       2.02               6.60
          Net asset value at beginning of period                       22.14              15.54
                                                               -------------     --------------
          Net asset value at end of period                     $       24.16     $        22.14
                                                               =============     ==============

          TOTAL RETURN**                                                14.6%              43.3%

          SUPPLEMENTAL DATA:
          Net assets, end of period (000)                      $       2,062     $            5

          Ratio to average net assets:
            Expenses                                                    0.90%              0.86%***
            Net investment income                                       0.82%              0.76%***

          Portfolio turnover rate                                         19%                30%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
**   TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                               MONEY MARKET PORTFOLIO - CLASS O
                                                  ----------------------------------------------------------

                                                                          FOR YEARS ENDED
                                                  ----------------------------------------------------------
                                                    DEC. 31,   DEC. 31,     DEC. 31,    DEC. 31,    DEC. 31,
                                                      2004       2003         2002        2001       2000
                                                  ----------  ----------  ----------  ----------  ----------
          PER SHARE OPERATING PERFORMANCE:
          Net investment income*                  $    0.009  $    0.006  $     0.01  $     0.03  $     0.05
          Net gain (loss) on investments                   -           -           -           -           -
                                                  ----------  ----------  ----------  ----------  ----------
            Total from investment operations           0.009       0.006        0.01        0.03        0.05
                                                  ----------  ----------  ----------  ----------  ----------

          Shareholder distributions
            Net investment income                     (0.009)     (0.006)      (0.01)      (0.03)      (0.05)
            Realized gain                                  -           -           -           -           -
            Return of capital                              -           -           -           -           -
                                                  ----------  ----------  ----------  ----------  ----------

          Net increase (decrease)                          -           -           -           -           -
          Net asset value at beginning of period        1.00        1.00        1.00        1.00        1.00
                                                  ----------  ----------  ----------  ----------  ----------
          Net asset value at end of period        $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                  ==========  ==========  ==========  ==========  ==========

          TOTAL RETURN                                   0.9%        0.6%        1.2%        3.5%        5.8%

          SUPPLEMENTAL DATA:
          Net assets, end of period(000)          $  190,589  $  208,405  $  244,933  $  190,675  $  140,622

          Ratio to average net assets:
            Expenses                                    0.51%       0.52%       0.48%       0.52%       0.53%
            Net investment income                       0.85%       0.62%       1.20%       3.41%       5.79%


*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                            MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                                            --------------------------------------
                                                                                        FOR THE
                                                                                        PERIOD
                                                                 FOR THE YEAR       MARCH 31, 2003
                                                                    ENDED            THROUGH****
                                                                DEC. 31, 2004       DEC. 31, 2003
                                                               ---------------     ---------------
          PER SHARE OPERATING PERFORMANCE:
          Net investment income*                               $         0.006     $         0.002
          Net gain (loss) on investments                                     -                   -
                                                               ---------------     ---------------
            Total from investment operations                             0.006               0.002
                                                               ---------------     ---------------

          Shareholder distributions
            Net investment income                                       (0.006)             (0.002)
            Realized gain                                                    -                   -
            Return of capital                                                -                   -
                                                               ---------------     ---------------

          Net increase (decrease)                                            -                   -
          Net asset value at beginning of period                          1.00                1.00
                                                               ---------------     ---------------
          Net asset value at end of period                     $          1.00     $          1.00
                                                               ===============     ===============

          TOTAL RETURN**                                                   0.6%                0.2%

          SUPPLEMENTAL DATA:
          Net assets, end of period (000)                      $         4,148     $            34

          Ratio to average net assets:
            Expenses                                                      0.80%               0.85%***
            Net investment income                                         0.78%               0.20%***

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
**   TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                               INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                                  ------------------------------------------------------------------

                                                                            FOR YEARS ENDED
                                                  ------------------------------------------------------------------
                                                    DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                      2004          2003          2002          2001         2000
                                                  ----------    ----------    ----------    ----------    ----------
          PER SHARE OPERATING PERFORMANCE:
          Net investment income*                  $     0.46    $     0.48    $     0.56    $     0.66    $     0.68
          Net gain (loss) on investments               (0.01)         0.06          0.29          0.17          0.44
                                                  ----------    ----------    ----------    ----------    ----------
            Total from investment operations            0.45          0.54          0.85          0.83          1.12
                                                  ----------    ----------    ----------    ----------    ----------

          Shareholder distributions
            Net investment income                      (0.42)        (0.50)        (0.49)        (0.63)        (0.71)
            Realized gain                                  -             -         (0.01)            -             -
            Return of capital                              -             -         (0.01)            -             -
                                                  ----------    ----------    ----------    ----------    ----------

          Net increase (decrease)                       0.03          0.04          0.34          0.20          0.41
          Net asset value at beginning of period       11.08         11.04         10.70         10.50         10.09
                                                  ----------    ----------    ----------    ----------    ----------
          Net asset value at end of period        $    11.11    $    11.08    $    11.04    $    10.70    $    10.50
                                                  ==========    ==========    ==========    ==========    ==========

          TOTAL RETURN                                   4.1%          4.9%          7.9%          7.1%         10.8%

          SUPPLEMENTAL DATA:
          Net assets, end of period (000)         $  140,848    $  124,745    $  118,958    $   78,268    $   54,947

          Ratio to average net assets:
            Expenses                                    0.66%         0.65%         0.59%         0.65%         0.65%
            Net investment income                       4.09%         4.24%         5.10%         5.96%         6.52%

          Portfolio turnover rate                         55%          143%           97%           95%           93%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                            INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                                            ------------------------------------------------
                                                                                              FOR THE
                                                                                              PERIOD
                                                                    FOR THE YEAR           MARCH 31, 2003
                                                                       ENDED                 THROUGH****
                                                                   DEC. 31, 2004           DEC. 31, 2003
                                                               ---------------------   ---------------------
          PER SHARE OPERATING PERFORMANCE:
          Net investment income*                               $                0.42   $                0.29
          Net gain (loss) on investments                                           -                    0.03
                                                               ---------------------   ---------------------
            Total from investment operations                                    0.42                    0.32
                                                               ---------------------   ---------------------

          Shareholder distributions
            Net investment income                                              (0.39)                  (0.37)
            Realized gain                                                          -                       -
            Return of capital                                                      -                       -
                                                               ---------------------   ---------------------

          Net increase (decrease)                                               0.03                   (0.05)
          Net asset value at beginning of period                               11.07                   11.12
                                                               ---------------------   ---------------------
          Net asset value at end of period                     $               11.10   $               11.07
                                                               =====================   =====================

          TOTAL RETURN**                                                         3.8%                    2.9%

          SUPPLEMENTAL DATA:
          Net assets, end of period (000)                      $               2,270   $               1,397

          Ratio to average net assets:
            Expenses                                                            0.96%                   0.99%***
            Net investment income                                               3.76%                   3.97%***

          Portfolio turnover rate                                                 55%                    143%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
**   TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                                 ASSET DIRECTOR PORTFOLIO - CLASS O
                                                  ------------------------------------------------------------------

                                                                            FOR YEARS ENDED
                                                  ------------------------------------------------------------------
                                                    DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                      2004          2003          2002          2001         2000
                                                  ----------    ----------    ----------    ----------    ----------
          PER SHARE OPERATING PERFORMANCE:
          Net investment income*                  $     0.30    $     0.30    $     0.35    $     0.41    $     0.49
          Net gain (loss) on investments                1.63          3.36         (0.72)         0.98          1.49
                                                  ----------    ----------    ----------    ----------    ----------
            Total from investment operations            1.93          3.66         (0.37)         1.39          1.98
                                                  ----------    ----------    ----------    ----------    ----------

          Shareholder distributions
            Net investment income                      (0.29)        (0.28)        (0.33)        (0.41)        (0.49)
            Realized gain                              (0.75)            -         (0.30)        (0.41)        (0.46)
            Return of capital                              -             -         (0.01)            -             -
                                                  ----------    ----------    ----------    ----------    ----------

          Net increase (decrease)                       0.89          3.38         (1.01)         0.57          1.03
          Net asset value at beginning of period       16.78         13.40         14.41         13.84         12.81
                                                  ----------    ----------    ----------    ----------    ----------
          Net asset value at end of period        $    17.67    $    16.78    $    13.40    $    14.41    $    13.84
                                                  ==========    ==========    ==========    ==========    ==========
          TOTAL RETURN                                  11.5%         27.5%         (2.6%)        10.6%         15.7%

          SUPPLEMENTAL DATA:
          Net assets, end of period (000)         $  197,688    $  162,254    $  107,053    $   91,096    $   68,992

          Ratio to average net assets:
            Expenses                                    0.61%         0.61%         0.59%         0.64%         0.64%
            Net investment income                       1.77%         2.02%         2.47%         2.86%         3.72%

          Portfolio turnover rate                         31%           59%           33%           39%           43%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The per share amounts are based on shares outstanding throughout the year.

                                                               ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                                               -----------------------------------------
                                                                                           FOR THE
                                                                                            PERIOD
                                                                   FOR THE YEAR         MARCH 31, 2003
                                                                       ENDED              THROUGH****
                                                                  DEC. 31, 2004          DEC. 31, 2003
                                                               -------------------   -------------------
          PER SHARE OPERATING PERFORMANCE:
          Net investment income*                               $              0.25   $              0.18
          Net gain (loss) on investments                                      1.66                  3.82
                                                               -------------------   -------------------
            Total from investment operations                                  1.91                  4.00
                                                               -------------------   -------------------

          Shareholder distributions
            Net investment income                                            (0.27)                (0.19)
            Realized gain                                                    (0.75)                    -
            Return of capital                                                    -                     -
                                                               -------------------   -------------------

          Net increase (decrease)                                             0.89                  3.81
          Net asset value at beginning of period                             16.77                 12.96
                                                               -------------------   -------------------
          Net asset value at end of period                     $             17.66   $             16.77
                                                               ===================   ===================

          TOTAL RETURN**                                                      11.4%                30.8%

          SUPPLEMENTAL DATA:
          Net assets, end of period (000)                      $             6,635   $               223

          Ratio to average net assets:
            Expenses                                                          0.92%                 0.89%***
            Net investment income                                             1.50%                 1.61%***

          Portfolio turnover rate                                               31%                   59%

*    NET INVESTMENT INCOME IS CALCULATED BASED ON AVERAGE SHARES.
**   TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
***  ANNUALIZED.
**** COMMENCEMENT OF OPERATIONS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       MANAGEMENT OF THE FUND (UNAUDITED)

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

                                                                                          NUMBER OF
                                                                PRINCIPAL                 PORTFOLIOS IN    OTHER
                          CURRENT             TERM OF OFFICE    OCCUPATION(S)             FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,            POSITION            AND LENGTH        DURING THE                OVERSEEN BY      HELD BY
AND AGE IN 2004           WITH THE FUND       OF SERVICE        PAST 5 YEARS              DIRECTOR         DIRECTOR/NOMINEE
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

DONALD J. STUHLDREHER     Chairman of the     Indefinite,       Retired since 1990              4          None
4210 Statesman Drive      Board               06/29/2004 to
Indianapolis, IN 46250                        present;
age 68                                        12/14/2001 to
                                              present

JEAN L. WOJTOWICZ         Director            Indefinite,       President, Cambridge            4          None
7107 Royal Oakland Ct.                        9/22/2003 to      Capital Management
Indianapolis, IN 46236                        present           Corp. (1983-Present)
age 47

GILBERT F. VIETS          Director            Indefinite,       Executive Vice                  4          None
760 Wood Court                                9/27/2004 to      President & Chief
Zionsville, IN 46077                          present           Financial Officer, ATA
age 61                                                          Holdings (2004 to
                                                                present); Associate
                                                                Clinical Professor,
                                                                Indiana University
                                                                (6/2000 to 8/2002);
                                                                Partner, Arthur
                                                                Andersen (6/1965 to
                                                                6/2000)

STEPHEN J. HELMICK        Director            Indefinite,       President, Cathedral            4          None
6430 Orinoco Avenue                           12/17/2004 to     High School (1999 to
Indianapolis, IN 46227                        present           present)
age 55

INTERESTED DIRECTORS

JAMES W. MURPHY           Director            Indefinite,       Senior Vice Pres.               4          None
11800 Pebblepoint Pass                        7/26/1989 to      Corporate Finance
Carmel, IN 46033                              present           American United Life
age 68                                                          Insurance Company(R)
                                                                (5/01/1997 until his
                                                                retirement on
                                                                4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

                          CURRENT POSITION    TERM OF OFFICE AND    PRINCIPAL OCCUPATIONS DURING
NAME AND AGE IN 2004*     WITH THE FUND       LENGTH OF SERVICE     THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
DAYTON H. MOLENDORP       President           Indefinite,           President, AUL (9/2004 to present); Acting
age 57                                        9/2004 to             President, AUL (5/2004 to 9/2004); Executive Vice
                                              present               President, AUL (2/2003 to 5/2004); Senior Vice
                                                                    President, Individual Operations, AUL (9/1999 to
                                                                    2/2003); Vice President, Individual Operations, AUL
                                                                    (9/1987 to 9/1999)

CONSTANCE E. LUND         Treasurer           Indefinite,           Senior Vice President, Corporate Finance, AUL
age 51                                        2/2/2000 to           (1/2000 to present); Vice President, Financial
                                              present               Reporting, AUL (6/1999 to 1/2000); Assistant Vice
                                                                    President, Financial Reporting, AUL (5/95 to 6/99)

THOMAS M. ZUREK           Secretary           Indefinite,           General Counsel and Secretary, AUL (8/2002 to
age 56                                        12/13/2002 to         present); Partner, Nymast, Good, Voigts, West,
                                              present               Hansel, and O'Brien (1992-1998; 2001-8/2002);
                                                                    General Counsel and Executive Vice President,
                                                                    American General Life Companies (1998-2001)

JOHN C. SWHEAR            Asst. Secretary;    Indefinite,           Assistant General Counsel, AUL (5/2003 to present);
age 43                                        12/13/2002 to         Investment Advisor Chief Compliance Officer, AUL
                                              present;              (06/2004 to present); Senior Counsel, AUL (8/2000 -
                                                                    5/2003); Counsel, AUL (11/1996 to 8/2000)
                          Chief Compliance    Indefinite
                          Officer             6/29/2004 to
                                              present

*THE EXECUTIVE OFFICERS OF THE FUND CAN BE REACHED AT ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x4198). Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov beginning with the filing for the period ended December 31, 2004. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

[ONEAMERICA(R) LOGO]

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) FINANCIAL PARTNER
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
www.aul.com

(C)2004 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                                 P-12757G (1/05)

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) (b) Not applicable

(c) The registrant has amended its Code of Ethics to be consistent with Rule 17j-1 of the 1940 Act. It extends the time requirements for filing from 10 days to 30 days to agree with the Code.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in
    Item 1 of this report.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an exhibit in Item 12 of this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Ms. Jean L. Wojtowicz is the "audit committee financial expert." This audit committee member is "independent," meaning that she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and she does not accept any consulting, advisory, or other compensatory fee from the Registrant (other than in her capacity as a Board or committee member).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $ 42,000 for 2004 and $ 40,200 for 2003.

(b) Audit Related Fees - There were no fees billed in either of the last two years for any audit related fees not reported in Item 4(a).

(c) Tax Fees - The aggregate fees billed in each of the last two fiscal years for tax compliance, tax advice, tax planning, or tax preparation by the principal accountant to the registrant are $ 8,050 for 2004 and $ 8,050 for 2003.

(d) All Other Fees - There were no fees billed to the registrant in either of the last two fiscal years for any services other than those reported in paragraphs (a)-(c) of this Item 4.

(e) (1) The entire Board of Directors of the registrant meets with the principal accountant and management to review and pre-approve all audit services, tax services, and any other services to be performed by the principal accountant. All services performed by the principal accountant must be pre-approved. The Board authorized the Chairman of the Board to approve specific details regarding the engagement for audit and non-audit services, the full Board having previously determined no conflict exists in the provisions of such services in light of all other services provided by the consultant.

    (2) 100% of the services described in paragraphs (b)-(d) of this item were pre-approved by the Board of Directors of the registrant.

(f) No disclosure is required for this Item 4(f) by the registrant in 2004.

(g) The aggregate non-audit fees billed to the registrant by the principal accountant for the last two fiscal years are $ 8,050 for 2004 and $ 8,050 for 2003. The non-audit fees billed by the principal accountant to the registrant's investment adviser are $207,312 for 2004 and $ 89,040 for 2003.

(h) The Board of Directors has considered whether any provision for non-audit services performed by the principal accountant that were not pre-approved is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1 of this form

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

    (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  OneAmerica Funds, Inc.
            ------------------------------------------------------

By (Signature and Title)        /s/ Dayton H. Molendorp
                         -------------------------------------
                              Dayton H.  Molendorp
                              President

Date                          March 3, 2005
    ------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)        /s/ Dayton H. Molendorp
                        ----------------------------------------
                              Dayton H.  Molendorp
                              President

Date                          March 3, 2005
    ------------------------------------------------


By (Signature and Title)        /s/ Constance E. Lund
                        ---------------------------------------
                              Constance E. Lund
                              Treasurer

Date                          March 3, 2005
    --------------------------------------------